UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367

                        Gabelli Equity Series Funds, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI SMALL CAP GROWTH FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     During the three months ended September 30, 2008, The Gabelli Small Cap Growth Fund (the "Fund") declined 2.93%, while the Russell 2000 Index declined 1.11% and the Value Line Composite Index was down 4.32%. The Fund declined 11.65% year to date through September 30th, compared to declines for the Russell 2000 Index and Value Line Composite Index of 10.38% and 19.50%, respectively.

     Enclosed are the investment portfolio and financial statements as of September 30, 2008.

COMPARATIVE RESULTS

            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)(b)

                                                                                                          Since
                                           Year to                                                      Inception
                                 Quarter     Date     1 Year     3 Year   5 Year   10 Year   15 Year   (10/22/91)
                                 -------   -------    ------     ------   ------   -------   -------   ----------
GABELLI SMALL CAP GROWTH FUND
   CLASS AAA .................   (2.93)%   (11.65)%   (13.98)%   4.53%    10.82%   11.20%    11.22%     13.45%
Russell 2000 Index ...........   (1.11)    (10.38)    (14.48)    1.83      8.15     7.81      8.23       9.62
Value Line Composite Index ...   (4.32)    (19.50)    (19.32)    0.51      7.54     9.28     10.31      11.19
Class A ......................   (2.99)    (11.72)    (14.04)    4.49     10.80    11.20     11.21      13.45
                                 (8.57)(c) (16.79)(c) (18.99)(c) 2.45(c)   9.49(c) 10.54(c)  10.78(c)   13.06(c)
Class B ......................   (3.08)    (12.13)    (14.60)    3.76     10.04    10.82     10.96      13.22
                                 (7.92)(d) (16.52)(d) (18.87)(d) 2.82(d)   9.77(d) 10.82     10.96      13.22
Class C ......................   (3.11)    (12.13)    (14.63)    3.75     10.04    10.81     10.96      13.22
                                 (4.08)(e) (13.01)(e) (15.48)(e) 3.75     10.04    10.81     10.96      13.22
Class I ......................   (2.85)    (11.50)    (13.83)    4.59     10.85    11.22     11.23      13.47

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.44%, 1.44%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE.THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING.THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL RISKS BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES AND THE VALUE LINE COMPOSITE INDEX (COMPOSED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

PERFORMANCE DISCUSSION

     During the twelve months ended September 30, the Fund's Class AAA Shares declined 13.98%, versus a decrease of 14.48% in the Russell 2000 Index.

     Four of the Fund's top five contributing holdings during the fiscal year ended September 30, 2008 benefited from continued global investment in water and energy infrastructure. This included Gorman-Rupp Co. (1.1% of net assets as of September 30, 2008), a pump company which rose 42%, Lufkin Industries (0.8%) a manufacturer of oilfield pumping units, transmission equipment and truck trailers which rose 44%, and Lindsay Corp. (0.2%), a maker of irrigation equipment, which soared 66%. It was also another strong year for Flowserve Corp. (1.2%), which provides pumps, valves and seals for industrial flow management.

     The Fund also benefited from several announced acquisitions including, the acquisition of Alpharma Inc. (2.1%) by rival King Pharmaceuticals, the acquisition of Gehl Co. (0.2%) by French construction equipment manufacturer Manitou BF, and the acquisition of Enodis plc (0.1%), a kitchen equipment maker by Manitowoc.

     A variety of factors, including the emerging global slowdown, negatively impacted a number of holdings including aerospace equipment company Precision Castparts (0.6%), Thomas & Betts (1.0%), Advanced Medical Optics (0.7%), and Vimpel Communications (1.3%). Long-time holding Cablevision Systems (1.2%) declined sharply as concerns rose that shareholders would reject the controlling Dolan family's privatization offer, which they ultimately did. The Fund did benefit from being traditionally underweight in financials as no companies from that sector appeared among the Fund's bottom twenty detractors from performance.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                  THE GABELLI SMALL CAP GROWTH FUND CLASS AAA,
                  THE RUSSELL 2000 INDEX, AND THE S&P 500 INDEX

                               (PERFORMANCE GRAPH)

                   Gabelli Small
                  Cap Growth Fund
                    (Class AAA)        Russell 2000 Index     S&P 500 Index
                  ---------------      ------------------     -------------
   10/22/1991          $10,000               $10,000             $10,000
    9/30/1992          $13,186               $10,854             $11,174
    9/30/1993          $17,228               $14,456             $12,623
    9/30/1994          $17,999               $14,835             $13,088
    9/30/1995          $21,504               $18,307             $16,976
    9/30/1996          $23,871               $20,710             $20,426
    9/30/1997          $33,950               $27,584             $28,684
    9/30/1998          $29,356               $22,338             $31,288
    9/30/1999          $35,005               $26,597             $39,983
    9/30/2000          $42,356               $32,818             $45,289
    9/30/2001          $39,192               $25,858             $33,238
    9/30/2002          $39,736               $23,453             $26,434
    9/30/2003          $50,775               $32,013             $32,876
    9/30/2004          $61,641               $38,022             $37,433
    9/30/2005          $74,330               $44,852             $41,580
    9/30/2006          $80,927               $49,302             $46,062
    9/30/2007          $98,690               $55,435             $54,358
    9/30/2008          $84,893               $47,408             $42,421

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from April 1, 2008 through September 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2008.

                           Beginning         Ending      Annualized     Expenses
                         Account Value   Account Value     Expense    Paid During
                           04/01/08         09/30/08       Ratio        Period*
                         -------------   -------------   ----------   -----------
THE GABELLI SMALL CAP GROWTH FUND
ACTUAL FUND RETURN
Class AAA                  $1,000.00       $  954.30        1.45%        $ 7.08
Class A                    $1,000.00       $  953.60        1.45%        $ 7.08
Class B                    $1,000.00       $  950.90        2.20%        $10.73
Class C                    $1,000.00       $  950.90        2.20%        $10.73
Class I                    $1,000.00       $  955.70        1.20%        $ 5.87
HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00       $1,017.75        1.45%        $ 7.31
Class A                    $1,000.00       $1,017.75        1.45%        $ 7.31
Class B                    $1,000.00       $1,014.00        2.20%        $11.08
Class C                    $1,000.00       $1,014.00        2.20%        $11.08
Class I                    $1,000.00       $1,019.00        1.20%        $ 6.06

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2008:

THE GABELLI SMALL CAP GROWTH FUND

U.S. Government Obligations ..........    12.8%
Equipment and Supplies ...............    12.2%
Health Care ..........................    10.6%
Food and Beverage ....................     8.0%
Diversified Industrial ...............     7.0%
Energy and Utilities .................     5.8%
Specialty Chemicals ..................     5.1%
Financial Services ...................     4.8%
Business Services ....................     4.1%
Automotive: Parts and Accessories ....     3.6%
Aviation: Parts and Services .........     3.1%
Electronics ..........................     2.4%
Retail ...............................     2.4%
Consumer Products ....................     2.1%
Cable ................................     1.9%
Hotels and Gaming ....................     1.9%
Entertainment ........................     1.8%
Wireless Communications ..............     1.4%
Communications Equipment .............     1.3%
Telecommunications ...................     1.1%
Publishing ...........................     1.1%
Manufactured Housing and
   Recreational Vehicles .............     1.0%
Environmental Services ...............     1.0%
Real Estate ..........................     0.9%
Consumer Services ....................     0.9%
Transportation .......................     0.7%
Computer Software and Services .......     0.7%
Broadcasting .........................     0.6%
Educational Services .................     0.6%
Metals and Mining ....................     0.5%
Closed-End Funds .....................     0.4%
Aerospace ............................     0.3%
Machinery ............................     0.3%
Paper and Forest Products ............     0.1%
Home Furnishings .....................     0.1%
Building and Construction ............     0.0%
Agriculture ..........................     0.0%
Automotive ...........................     0.0%
Other Assets and Liabilities (Net) ...    (2.6)%
                                         -----
                                         100.0%
                                         =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS -- 89.7%
              AEROSPACE -- 0.3%
    210,000   Herley Industries Inc.+ ....................   $  3,323,577   $    3,591,000
      3,000   Innovative Solutions & Support Inc. ........         45,809           16,380
                                                             ------------   --------------
                                                                3,369,386        3,607,380
                                                             ------------   --------------
              AGRICULTURE -- 0.0%
      1,500   Cadiz Inc.+ ................................          9,904           28,605
      3,500   The Mosaic Co. .............................         74,541          238,070
                                                             ------------   --------------
                                                                   84,445          266,675
                                                             ------------   --------------
              AUTOMOTIVE -- 0.0%
     20,000   Oshkosh Corp. ..............................        330,716          263,200
                                                             ------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.6%
      3,816   ATC Technology Corp.+ ......................         47,013           90,592
      1,000   BERU AG ....................................        106,336          105,585
    150,000   BorgWarner Inc..............................      1,609,839        4,915,500
     50,000   China Automotive Systems Inc.+ .............        293,827          209,500
     80,000   Dana Holding Corp.+ ........................        602,358          387,200
    240,900   Earl Scheib Inc.+ (a) ......................      1,475,236          531,185
     82,000   Lear Corp.+ ................................      2,287,087          861,000
    295,000   Midas Inc.+ ................................      4,385,033        4,059,200
    240,000   Modine Manufacturing Co. ...................      5,555,017        3,475,200
     11,812   Monro Muffler Brake Inc. ...................         52,857          272,385
    500,545   O'Reilly Automotive Inc.+ ..................     13,760,422       13,399,590
    145,000   Proliance International Inc.+ ..............        773,989          108,750
     10,000   Puradyn Filter Technologies Inc.+ ..........          5,190            3,200
     96,300   SORL Auto Parts Inc.+ ......................        656,841          340,902
     75,375   Spartan Motors Inc. ........................        365,562          239,693
    305,000   Standard Motor Products Inc. ...............      3,629,973        1,897,100
     40,000   Strattec Security Corp. ....................      1,437,000        1,056,800
     59,000   Superior Industries International Inc. .....      1,158,085        1,130,440
    130,037   Tenneco Inc.+ ..............................      2,730,949        1,382,293
    310,000   The Pep Boys - Manny, Moe & Jack ...........      3,879,614        1,915,800
     27,000   Thor Industries Inc. .......................        250,194          670,140
     30,000   Wonder Auto Technology Inc.+ ...............        245,542          192,300
                                                             ------------   --------------
                                                               45,307,964       37,244,355
                                                             ------------   --------------
              AVIATION: PARTS AND SERVICES -- 3.1%
     25,000   AAR Corp.+ .................................        302,990          414,750
     10,000   Astronics Corp.+ ...........................         48,990          225,500
     14,000   Barnes Group Inc. ..........................        119,438          283,080
    150,000   Curtiss-Wright Corp. .......................      2,799,277        6,817,500
      7,500   Ducommun Inc. ..............................         80,125          179,100
     30,000   Embraer-Empresa Brasileira de Aeronautica
                 SA, ADR .................................        508,773          810,300
     22,000   Gamesa Corp. Tecnologica SA ................        134,728          743,936
    300,000   GenCorp Inc.+ ..............................      3,082,950        2,022,000
    450,000   Kaman Corp. ................................      7,217,248       12,816,000
     90,000   Moog Inc., Cl. A+ ..........................        732,784        3,859,200

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
    500,000   The Fairchild Corp., Cl. A+ ................   $  1,399,826   $    1,300,000
     80,200   Woodward Governor Co. ......................      1,052,265        2,828,654
                                                             ------------   --------------
                                                               17,479,394       32,300,020
                                                             ------------   --------------
              BROADCASTING -- 0.6%
    170,000   Acme Communications Inc.+ ..................      1,004,921          161,500
     87,500   Beasley Broadcast Group Inc., Cl. A ........        688,856          147,875
      2,000   Cogeco Inc. ................................         39,014           58,633
    295,000   Crown Media Holdings Inc., Cl. A+ ..........      1,848,397        1,483,850
      3,333   CTN Media Group Inc.+ (b) ..................         16,800                3
      2,000   Global Traffic Network Inc.+ ...............         11,904           18,540
      2,433   Granite Broadcasting Corp.+ ................        822,771           17,031
    425,000   Gray Television Inc. .......................      3,793,791          731,000
     42,000   Gray Television Inc., Cl. A ................        449,886          144,900
     48,000   Hearst-Argyle Television Inc. ..............        425,523        1,071,840
    120,000   Ideation Acquisition Corp.+ ................        953,800          900,000
        250   Liberty Media Corp. - Capital, Cl. A+ ......          2,516            3,345
     15,000   Nexstar Broadcasting Group Inc., Cl. A+ ....        131,677           33,300
    270,000   Salem Communications Corp., Cl. A+ .........      2,089,114          337,500
    200,000   Sinclair Broadcast Group Inc., Cl. A .......      2,184,852        1,008,000
    406,000   Sirius XM Radio Inc.+ ......................      1,340,317          231,420
     20,000   Spanish Broadcasting System Inc., Cl. A+ ...        179,117            7,600
    410,000   Young Broadcasting Inc., Cl. A+ ............        825,612           21,525
                                                             ------------   --------------
                                                               16,808,868        6,377,862
                                                             ------------   --------------
              BUILDING AND CONSTRUCTION -- 0.0%
     25,000   Huttig Building Products Inc.+ .............         90,165           52,250
     25,000   Insituform Technologies Inc., Cl. A+ .......        464,647          374,001
      1,000   Universal Forest Products Inc. .............         12,125           34,910
                                                             ------------   --------------
                                                                  566,937          461,161
                                                             ------------   --------------
              BUSINESS SERVICES -- 4.1%
     25,000   ACCO Brands Corp.+ .........................        306,537          188,500
    270,000   AMICAS Inc.+ ...............................      1,115,416          648,000
     36,000   Ascent Media Corp., Cl. A+ .................      1,026,952          878,760
      6,000   BB Holdings Ltd.+ ..........................         23,159           26,100
    445,000   BPW Acquisition Corp.+ .....................      4,444,372        4,053,950
      5,000   BrandPartners Group Inc.+ ..................          4,850              250
     30,000   Clear Channel Outdoor Holdings Inc.,
                 Cl. A+ ..................................        484,654          410,400
      4,500   Cockleshell Ltd.+ ..........................              0            4,280
      2,200   comScore Inc.+ .............................         36,300           38,786
    260,000   Diebold Inc ................................      9,806,890        8,608,600
    440,000   Edgewater Technology Inc.+ .................      2,381,405        2,138,400

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
    305,000   Furmanite Corp.+ ...........................   $  1,187,539   $    3,153,700
    119,931   GP Strategies Corp.+ .......................        992,735          911,476
     35,589   GSE Systems Inc.+ ..........................        138,667          249,123
        500   GSI Commerce Inc.+ .........................          8,649            7,740
      2,400   Impellam Group plc+ ........................          3,303            2,027
     60,000   Interactive Data Corp. .....................        534,171        1,513,200
    340,000   Intermec Inc.+ .............................      6,961,851        6,677,600
     13,000   Landauer Inc. ..............................        234,859          945,750
      4,000   MDC Partners Inc., Cl. A+ ..................         12,360           26,880
    180,000   Nashua Corp.+ ..............................      1,732,579        1,445,400
     70,000   R. H. Donnelley Corp.+ .....................        508,588          139,300
      1,000   Secure Computing Corp+ .....................          5,589            5,480
        816   Shellproof Ltd.+ ...........................            806              791
        600   Shellshock Ltd.+ ...........................            327              661
     65,000   Sohgo Security Services Co. Ltd. ...........        829,111          679,611
     12,500   SP Acquisition Holdings Inc.+ ..............        125,000          118,750
     17,800   Stamps.com Inc.+ ...........................         97,786          207,726
      6,000   StarTek Inc.+ ..............................         82,087           38,520
     15,000   The Brink's Co. ............................        517,587          915,300
    950,000   The Interpublic Group of
                 Companies Inc.+ .........................      8,473,873        7,362,500
    165,000   Trans-Lux Corp.+ (a) .......................      1,231,470          448,800
     24,050   TransAct Technologies Inc.+ ................        120,372          191,438
    140,000   ValueClick Inc.+ ...........................      2,899,391        1,432,200
                                                             ------------   --------------
                                                               46,329,235       43,469,999
                                                             ------------   --------------
              CABLE -- 1.9%
    230,000   Adelphia Communications
                 Corp., Cl. A+ (b) .......................         29,650                0
    230,000   Adelphia Communications
                 Corp., Cl. A, Escrow+ (b) ...............              0                0
    230,000   Adelphia Recovery Trust+ ...................              0              460
    500,000   Cablevision Systems Corp., Cl. A ...........        121,520       12,580,000
      9,329   Liberty Global Inc., Cl. A+ ................        249,972          282,669
      9,329   Liberty Global Inc., Cl. C+ ................        240,169          262,052
    340,000   LIN TV Corp., Cl. A+ .......................      5,129,963        1,754,400
     20,000   Outdoor Channel Holdings Inc.+ .............        172,352          176,000
    200,000   The DIRECTV Group Inc.+ ....................      5,164,212        5,234,000
                                                             ------------   --------------
                                                               11,107,838       20,289,581
                                                             ------------   --------------
              CLOSED-END FUNDS -- 0.4%
     99,702   The Central Europe and
                 Russia Fund Inc. ........................      2,860,058        3,059,854
     36,700   The European Equity Fund Inc.+                      386,832          264,240
     54,000   The New Germany Fund Inc. ..................        635,491          577,800
     11,000   The Spain Fund Inc. ........................        103,029           76,780
                                                             ------------   --------------
                                                                3,985,410        3,978,674
                                                             ------------   --------------
              COMMUNICATIONS EQUIPMENT -- 1.3%
    160,000   Communications Systems Inc. ................      1,147,120        1,702,400
    525,000   Sycamore Networks Inc.+ ....................      1,705,330        1,695,750
    260,000   Thomas & Betts Corp.+ ......................      4,799,936       10,158,200
                                                             ------------   --------------
                                                                7,652,386       13,556,350
                                                             ------------   --------------

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.7%
     30,000   Borland Software Corp.+ ....................   $    242,610   $       45,900
     97,500   FalconStor Software Inc.+ ..................        696,671          522,600
     59,508   Global Sources Ltd.+ .......................        834,258          599,246
     25,000   Jupitermedia Corp.+ ........................         78,050           29,000
     55,000   Mentor Graphics Corp.+ .....................        825,909          624,250
     20,187   MKS Instruments Inc.+ ......................        367,981          401,923
     22,000   NCR Corp.+ .................................        576,899          485,100
     45,000   OpenTV Corp., Cl. A+ .......................        235,263           63,450
      6,000   Phoenix Technologies Ltd.+ .................         41,368           47,940
    215,000   Stamford Industrial Group Inc.+ ............        156,830          301,000
    800,000   StorageNetworks Inc., Escrow+ (b) ..........              0           24,000
    295,000   Tyler Technologies Inc.+ ...................      1,164,997        4,475,150
                                                             ------------   --------------
                                                                5,220,836        7,619,559
                                                             ------------   --------------
              CONSUMER PRODUCTS -- 2.1%
     75,000   1-800-FLOWERS.COM Inc., Cl. A+ .............        701,203          451,500
     10,750   Adams Golf Inc.+ ...........................         98,198           48,697
     10,250   Alberto-Culver Co. .........................        256,067          279,210
     17,000   Ashworth Inc.+ .............................         73,345           57,120
     33,500   Chofu Seisakusho Co. Ltd. ..................        484,644          652,014
     35,000   Church & Dwight Co. Inc. ...................        337,711        2,173,150
    170,000   Coachmen Industries Inc.+ ..................        934,408          280,500
     29,500   Eastman Kodak Co. ..........................        420,841          453,710
      6,000   Elizabeth Arden Inc.+ ......................         82,125          117,780
     95,071   Escada AG+ .................................      2,587,464        1,101,508
      2,000   Harley-Davidson Inc. .......................          4,713           74,600
    215,000   Hartmarx Corp.+ ............................      1,051,001          402,050
    300,000   Marine Products Corp. ......................        273,738        2,490,000
     28,000   National Presto Industries Inc. ............        866,278        2,086,000
      7,000   Revlon Inc., Cl. A+ ........................        189,394          103,950
    130,000   Sally Beauty Holdings Inc.+ ................        983,888        1,118,000
    700,000   Schiff Nutrition International Inc.+ .......      1,877,976        4,781,000
      3,070   Steven Madden Ltd.+ ........................         37,266           76,075
     30,000   Stewart Enterprises Inc., Cl. A ............        197,988          235,800
    121,000   Swedish Match AB ...........................      2,546,384        2,097,114
     87,425   Syratech Corp.+ ............................         17,426            1,749
     16,000   The Scotts Miracle-Gro Co., Cl. A ..........        320,814          378,240
     17,000   WD-40 Co. ..................................        470,278          610,810
     68,000   Wolverine World Wide Inc. ..................        661,926        1,799,280
                                                             ------------   --------------
                                                               15,475,076       21,869,857
                                                             ------------   --------------
              CONSUMER SERVICES -- 0.9%
     34,500   Bowlin Travel Centers Inc.+ ................         32,522           56,925
      2,500   Collectors Universe Inc. ...................          8,720           23,250
      5,000   eLong Inc., ADR+ ...........................         59,917           34,800
      2,000   Expedia Inc.+ ..............................         19,829           30,220
     20,000   IAC/InterActiveCorp.+ ......................        221,743          346,000
    200,000   Martha Stewart Living
                 Omnimedia Inc., Cl. A+ ..................      1,704,708        1,702,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES (CONTINUED)
     20,000   Response USA Inc.+ .........................   $     16,500   $           31
    400,500   Rollins Inc. ...............................      2,284,661        7,601,490
     10,000   TiVo Inc.+ .................................         74,563           73,200
                                                             ------------   --------------
                                                                4,423,163        9,867,916
                                                             ------------   --------------
              DIVERSIFIED INDUSTRIAL -- 6.9%
     32,000   Acuity Brands Inc. .........................        307,210        1,336,320
      8,000   Albany International Corp., Cl. A ..........        276,646          218,640
    102,000   Ampco-Pittsburgh Corp. .....................      1,439,914        2,641,800
      6,000   Anixter International Inc.+ ................         57,120          357,060
    312,000   Baldor Electric Co. ........................      8,576,516        8,988,720
      8,000   Brush Engineered Materials Inc.+ ...........        212,217          148,560
    160,000   Crane Co. ..................................      3,662,789        4,753,600
    100,000   Delta plc ..................................        212,289          189,784
      3,000   ESCO Technologies Inc.+ ....................         49,914          144,510
      2,000   Foster Wheeler Ltd.+ .......................          3,908           72,220
     12,000   Gardner Denver Inc.+ .......................        103,046          416,640
    152,000   Greif Inc., Cl. A ..........................      1,518,565        9,974,240
     27,000   Greif Inc., Cl. B ..........................      1,009,904        1,408,860
    730,931   Griffon Corp.+ .............................      8,689,067        6,592,999
     80,000   Hawk Corp., Cl. A+ .........................      1,440,520        1,610,400
     10,000   Insteel Industries Inc. ....................          4,250          135,900
    182,000   Katy Industries Inc.+ ......................        703,368          263,900
     26,000   Lindsay Corp. ..............................        329,217        1,891,500
    330,000   Magnetek Inc.+ .............................      1,730,541        1,336,500
     32,000   Matthews International Corp., Cl. A ........        748,294        1,623,680
    275,000   Myers Industries Inc. ......................      2,507,046        3,467,750
    569,703   National Patent Development Corp.+ .........      1,173,651        1,224,861
    107,000   Oil-Dri Corp. of America ...................        971,566        1,810,440
     15,000   Olin Corp. .................................        232,292          291,000
    232,000   Park-Ohio Holdings Corp.+ ..................      1,415,786        4,150,480
     86,000   Precision Castparts Corp. ..................      1,649,215        6,775,080
     32,000   Roper Industries Inc. ......................        620,029        1,822,720
     33,000   Sonoco Products Co. ........................        911,855          979,440
     66,000   Standex International Corp. ................      1,323,405        1,831,500
    160,000   Tech/Ops Sevcon Inc. .......................      1,109,262          688,000
    170,000   Tredegar Corp. .............................      2,552,879        3,024,300
  1,296,375   WHX Corp.+ .................................      2,676,203        1,814,925
                                                             ------------   --------------
                                                               48,218,484       71,986,329
                                                             ------------   --------------
              EDUCATIONAL SERVICES -- 0.6%
     40,000   Career Education Corp.+ ....................        641,566          654,000
    150,000   Corinthian Colleges Inc.+ ..................      1,184,223        2,250,000
    200,000   Universal Technical Institute Inc.+ ........      3,527,227        3,412,000
                                                             ------------   --------------
                                                                5,353,016        6,316,000
                                                             ------------   --------------

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              ELECTRONICS -- 2.4%
     51,000   Badger Meter Inc. ..........................   $  1,247,123   $    2,394,450
    100,000   Bel Fuse Inc., Cl. A .......................      3,311,585        2,750,000
    500,000   California Micro Devices Corp.+ ............      2,379,962        1,495,000
    260,000   CTS Corp. ..................................      2,835,974        3,322,800
    207,000   Greatbatch Inc.+ ...........................      5,187,498        5,079,780
     16,000   IMAX Corp.+ ................................        137,281           94,720
    240,000   KEMET Corp.+ ...............................      1,826,756          326,400
     75,000   Methode Electronics Inc. ...................        710,862          670,500
    236,000   Park Electrochemical Corp. .................      5,701,339        5,720,640
    130,000   Stoneridge Inc.+ ...........................      1,268,617        1,462,500
    275,000   Trident Microsystems Inc.+ .................      1,342,497          660,000
    150,000   Zoran Corp.+ ...............................      1,820,015        1,224,000
                                                             ------------   --------------
                                                               27,769,509       25,200,790
                                                             ------------   --------------
              ENERGY AND UTILITIES -- 5.8%
      3,000   AGL Resources Inc. .........................         51,525           94,140
     95,000   Callon Petroleum Co.+ ......................        939,533        1,712,850
     50,000   CH Energy Group Inc. .......................      1,975,707        2,178,500
     12,000   Chesapeake Utilities Corp. .................        236,752          398,520
     50,000   CMS Energy Corp. ...........................        273,275          623,500
     23,000   Connecticut Water Service Inc. .............        464,832          665,850
      4,000   Consolidated Water Co. Ltd. ................         92,251           68,080
    150,000   Covanta Holding Corp.+ .....................        644,530        3,591,000
    145,000   El Paso Electric Co.+ ......................      1,886,797        3,045,000
     20,000   EnergySouth Inc. ...........................      1,116,570        1,228,600
     25,000   Environmental Power Corp.+ .................        126,095           55,000
    140,000   Florida Public Utilities Co. ...............      1,333,812        1,806,000
    136,960   Great Plains Energy Inc. ...................      3,550,003        3,043,251
      9,400   Maine & Maritimes Corp.+ ...................        374,536          309,730
     43,000   Middlesex Water Co. ........................        743,997          751,210
     10,000   Nicor Inc. .................................        221,002          443,500
     22,000   Oceaneering International Inc.+ ............        657,393        1,173,040
    150,000   Pennichuck Corp. ...........................      3,471,792        3,450,000
      2,000   PetroQuest Energy Inc.+ ....................          5,250           30,700
    710,000   PNM Resources Inc. .........................      8,619,527        7,270,400
     20,000   Puget Energy Inc. ..........................        558,108          534,000
     30,000   Rowan Companies Inc. .......................      1,124,461          916,500
  1,000,000   RPC Inc. ...................................      1,452,039       14,060,000
     80,000   SJW Corp. ..................................      1,262,057        2,397,600
    100,000   Southern Union Co. .........................      2,007,063        2,065,000
    110,000   Southwest Gas Corp. ........................      2,061,384        3,328,600
     30,000   Tesoro Corp. ...............................        328,834          494,700
      4,000   Toreador Resources Corp.+ ..................         15,250           35,960
      6,000   Union Drilling Inc.+ .......................         83,892           63,540
     10,000   Vestas Wind Systems A/S+ ...................         89,988          850,943
    200,000   Westar Energy Inc. .........................      3,538,764        4,608,000
                                                             ------------   --------------
                                                               39,307,019       61,293,714
                                                             ------------   --------------
              ENTERTAINMENT -- 1.8%
    125,000   Aruze Corp. ................................      2,945,400        2,662,075
     60,000   Canterbury Park Holding Corp. ..............        755,546          525,000
     74,000   Carmike Cinemas Inc. .......................        670,710          272,320


                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008


                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT (CONTINUED)
      6,048   Chestnut Hill Ventures+ (b) ................   $    164,590   $      170,239
     10,000   Discovery Communications Inc., Cl. A+ ......        253,076          142,500
     10,000   Discovery Communications Inc., Cl. C+ ......        176,676          141,600
    210,000   Dover Motorsports Inc. .....................      1,160,738        1,144,500
    133,000   Fisher Communications Inc. .................      6,669,678        5,240,200
     16,000   International Speedway Corp., Cl. A ........        515,479          622,560
      2,500   International Speedway Corp., Cl. B ........         45,000           96,500
      1,000   Liberty Media Corp. - Entertainment,
                 Cl. A+ ..................................         13,208           24,970
    185,000   Macrovision Solutions Corp.+ ...............      3,104,505        2,845,300
    180,000   Six Flags Inc.+ ............................        896,884          124,200
    242,800   Take-Two Interactive Software Inc. .........      5,707,436        3,981,920
    140,000   Triple Crown Media Inc.+ ...................        829,794            2,380
     50,000   World Wrestling Entertainment Inc., Cl. A ..        581,121          773,000
     30,000   WPT Enterprises Inc.+ ......................        203,513           17,100
                                                             ------------   --------------
                                                               24,693,354       18,786,364
                                                             ------------   --------------
              ENVIRONMENTAL SERVICES -- 1.0%
    200,000   Allied Waste Industries Inc.+ ..............      1,943,361        2,222,000
      8,000   Basin Water Inc.+ ..........................         64,208           14,720
      2,500   Renegy Holdings Inc.+ ......................         16,031            5,250
    262,500   Republic Services Inc. .....................      2,490,315        7,869,750
                                                             ------------   --------------
                                                                4,513,915       10,111,720
                                                             ------------   --------------
              EQUIPMENT AND SUPPLIES -- 12.2%
     15,000   A.O. Smith Corp., Cl. A ....................        336,569          645,000
    247,000   AMETEK Inc. ................................        990,231       10,070,190
    445,000   Baldwin Technology Co. Inc., Cl. A+ ........      1,407,184        1,139,200
     25,000   Belden Inc. ................................        279,400          794,750
      5,000   C&D Technologies Inc.+ .....................         51,765           28,400
     50,000   Capstone Turbine Corp.+ ....................        103,400           64,500
    238,000   CIRCOR International Inc ...................      4,953,917       10,336,340
    375,000   CLARCOR Inc. ...............................      2,302,013       14,231,250
    205,000   Core Molding Technologies Inc.+ ............        335,878        1,230,000
    170,000   Crown Holdings Inc.+ .......................        687,034        3,775,700
      2,000   Danaher Corp. ..............................         34,106          138,800
     65,000   Donaldson Co. Inc...........................        750,074        2,724,150
    100,000   Enodis plc .................................        460,625          559,131
     90,000   Entegris Inc.+ .............................        708,040          435,600
     40,000   Fedders Corp.+ (b) .........................         10,068                0
    147,000   Flowserve Corp. ............................      3,235,057       13,049,190
    160,000   Franklin Electric Co. Inc. .................      1,496,658        7,128,000
     80,000   Gehl Co.+ ..................................      1,957,986        2,354,400

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
    151,000   Gerber Scientific Inc.+ ....................   $  1,472,095   $    1,380,140
     84,000   Graco Inc. .................................        928,834        2,991,240
    655,000   GrafTech International Ltd.+ ...............      9,649,823        9,897,050
     90,000   IDEX Corp. .................................        556,738        2,791,800
     27,000   Interpump Group SpA ........................        106,042          175,608
      1,200   Itron Inc.+ ................................         83,560          106,236
      4,000   Jarden Corp.+ ..............................         11,351           93,800
      9,000   K-Tron International Inc.+ .................         85,089        1,159,470
     62,000   L.S. Starrett Co., Cl. A ...................      1,051,307        1,142,660
     30,000   Littelfuse Inc.+ ...........................        611,444          891,900
    102,000   Lufkin Industries Inc. .....................        986,115        8,093,700
     55,000   Maezawa Kyuso Industries Co. Ltd. ..........        359,609          773,118
     50,000   Met-Pro Corp. ..............................        390,135          729,500
      2,000   Middleby Corp.+ ............................         37,310          108,620
     21,500   Mueller Industries Inc. ....................        687,528          494,715
     10,000   Plantronics Inc. ...........................        246,559          225,200
     79,000   Robbins & Myers Inc. .......................        914,089        2,443,470
    110,000   SL Industries Inc.+ ........................      1,343,821        1,457,500
      5,000   Teleflex Inc. ..............................         76,167          317,450
    180,000   Tennant Co. ................................      4,093,798        6,166,800
    313,000   The Gorman-Rupp Co. ........................      5,994,816       11,806,360
     33,000   The Greenbrier Cos. Inc. ...................        746,618          643,830
      5,000   Valmont Industries Inc. ....................         40,625          413,450
     60,000   Vicor Corp. ................................        715,458          532,800
      7,875   Watsco Inc., Cl. B .........................         23,627          391,781
    130,000   Watts Water Technologies Inc., Cl. A .......      2,861,587        3,555,500
     45,000   Wolverine Tube Inc.+ .......................         49,500           16,200
                                                             ------------   --------------
                                                               54,223,650      127,504,499
                                                             ------------   --------------
              FINANCIAL SERVICES -- 4.8%
     10,200   Alleghany Corp.+ ...........................      1,791,693        3,723,000
     25,287   Argo Group International Holdings Ltd.+ ....        844,293          931,826
    100,000   Bank of Florida Corp.+ .....................      1,294,226          824,000
    110,000   BKF Capital Group Inc. .....................      1,113,596          121,000
    441,500   CNA Surety Corp.+ ..........................      5,176,159        7,373,050
     21,000   Crazy Woman Creek Bancorp Inc. .............        325,590          442,575
     17,812   Deerfield Capital Corp. ....................         25,293           11,578
    125,000   Discover Financial Services ................      2,350,976        1,727,500
     10,000   Duff & Phelps Corp., Cl. A+ ................        158,736          210,300
     37,000   Epoch Holding Corp. ........................         63,098          390,350
      3,000   Federal Agricultural
                 Mortgage Corp., Cl. C ...................         24,000           12,300
      6,000   Fidelity Southern Corp. ....................         45,668           25,920
    200,000   Flushing Financial Corp. ...................      3,171,622        3,500,000
     80,000   Franklin Bank Corp.+ .......................      1,192,821           39,200
      2,000   KBW Inc.+ ..................................         40,585           65,880
     60,000   LaBranche & Co. Inc.+ ......................        557,086          270,000
      1,000   LandAmerica Financial Group Inc. ...........         12,175           24,250

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      3,000   Leucadia National Corp. ....................   $     24,354   $      136,320
     75,000   MVC Capital Inc. ...........................        861,134        1,143,750
    260,600   Nara Bancorp Inc. ..........................      3,197,267        2,918,720
      3,000   NetBank Inc.+ (b) ..........................          6,056               15
    135,000   NewAlliance Bancshares Inc. ................      1,912,558        2,029,050
     14,000   Och-Ziff Capital Management
                 Group LLC, Cl. A ........................        292,060          163,660
     10,000   PrivateBancorp Inc. ........................        306,851          416,600
     15,000   Seacoast Banking Corp. of Florida ..........        137,125          160,950
    160,400   Sterling Bancorp ...........................      2,649,020        2,319,384
    130,000   SWS Group Inc. .............................      2,475,404        2,620,800
     11,333   Tree.com Inc.+ .............................         79,922           54,625
    141,700   UnionBanCal Corp. ..........................     10,381,721       10,385,193
      4,500   Value Line Inc. ............................        183,817          150,705
    100,000   Wachovia Corp. .............................        321,730          350,000
    150,000   Waddell & Reed Financial Inc., Cl. A .......      4,642,735        3,712,500
    125,000   Wilmington Trust Corp. .....................      3,866,101        3,603,750
                                                             ------------   --------------
                                                               49,525,472       49,858,751
                                                             ------------   --------------
              FOOD AND BEVERAGE -- 8.0%
     25,000   Boston Beer Co. Inc., Cl. A+ ...............        388,684        1,187,250
     25,000   Brown-Forman Corp., Cl. A ..................        697,122        1,775,000
    220,000   Bull-Dog Sauce Co. Ltd. ....................        707,676          477,834
        100   Compania Cervecerias Unidas SA, ADR ........          2,455            3,223
    450,000   CoolBrands International Inc.+ .............        394,861          291,755
     50,000   Corn Products International Inc. ...........      1,113,697        1,614,000
    285,000   Davide Campari-Milano SpA ..................      2,841,371        2,288,971
    155,000   Del Monte Foods Co. ........................      1,477,477        1,209,000
     85,000   Denny's Corp.+ .............................        132,580          219,300
    200,000   Dr. Pepper Snapple Group Inc.+ .............      4,474,755        5,296,000
  1,400,000   Dynasty Fine Wines Group Ltd. ..............        432,885          194,724
        100   Embotelladora Andina SA, Cl. A, ADR ........          1,295            1,309
     25,000   Farmer Brothers Co. ........................        389,323          621,750
    300,000   Flowers Foods Inc. .........................      1,755,612        8,808,000
        500   Genesee Corp., Cl. A+ (b) ..................              0                0
     21,500   Genesee Corp., Cl. B+ (b) ..................         15,393                0
    660,000   Grupo Continental SAB de CV ................        996,531        1,413,359
     10,000   Hain Celestial Group Inc.+ .................        184,774          275,300
    145,000   ITO EN Ltd. ................................      3,112,114        1,852,804
     25,000   ITO EN Ltd., Preference ....................        531,595          257,628
     25,000   J & J Snack Foods Corp. ....................        577,813          847,750
    460,000   Kikkoman Corp. .............................      4,532,650        6,150,345
    140,000   Lifeway Foods Inc.+ ........................      1,376,270        1,638,000
     20,000   Meiji Seika Kaisha Ltd. ....................         87,470           89,888
     40,000   MGP Ingredients Inc. .......................        278,545          113,600
    170,000   Morinaga Milk Industry Co. Ltd. ............        695,789          479,526

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
     50,000   Nathan's Famous Inc.+ ......................   $    645,336   $      795,500
    122,850   Nissin Food Products Co. Ltd. ..............      4,244,502        4,343,153
      4,000   Omni Nutraceuticals Inc.+ ..................         13,563                5
    110,000   PepsiAmericas Inc. .........................      2,536,097        2,279,200
     55,000   Ralcorp Holdings Inc.+ .....................        982,262        3,707,550
    145,000   Rock Field Co. Ltd. ........................      2,331,629        1,810,540
     70,200   Smart Balance Inc.+ ........................        628,920          460,512
     16,000   The Cheesecake Factory Inc.+ ...............        133,322          233,920
    150,000   The Great Atlantic &
                 Pacific Tea Co. Inc.+ ...................      2,395,644        1,623,000
     66,000   The J.M. Smucker Co. .......................      1,599,230        3,345,540
    300,000   The Steak n Shake Co.+ .....................      3,611,351        2,604,000
    210,000   Tootsie Roll Industries Inc. ...............      4,834,746        6,071,100
      2,000   Vina Concha Y Toro SA, ADR .................         54,957           70,420
      1,000   Willamette Valley Vineyards Inc.+ ..........          3,994            4,690
    200,000   Wm. Wrigley Jr. Co. ........................     15,903,062       15,880,000
    115,000   YAKULT HONSHA Co. Ltd. .....................      2,946,470        3,535,800
                                                             ------------   --------------
                                                               70,063,822       83,871,246
                                                             ------------   --------------
              HEALTH CARE -- 10.6%
    400,000   Advanced Medical Optics Inc.+ ..............     12,856,036        7,112,000
     47,000   Align Technology Inc.+ .....................        409,536          509,010
    100,000   Allergan Inc. ..............................      1,964,408        5,150,000
    600,000   Alpharma Inc., Cl. A+ ......................     20,065,427       22,134,000
    168,000   AngioDynamics Inc.+ ........................      2,802,769        2,654,400
      5,000   Anika Therapeutics Inc.+ ...................         64,475           36,150
    230,000   Animal Health International Inc.+ ..........      2,645,611        1,895,200
      1,000   Applied Biosystems Inc. ....................         34,231           34,250
     15,000   Apria Healthcare Group Inc.+ ...............        298,440          273,600
     67,000   ArthroCare Corp.+ ..........................      1,993,694        1,857,240
      7,500   Bio-Rad Laboratories Inc., Cl. A+ ..........        296,935          743,400
     27,000   BioLase Technology Inc.+ ...................         90,769           51,030
     20,000   Bruker Corp.+ ..............................        174,056          266,600
     50,000   Cepheid Inc.+ ..............................        725,090          691,500
    157,800   Chemed Corp. ...............................      3,397,430        6,479,268
     70,000   CONMED Corp.+ ..............................      1,833,347        2,240,000
    182,000   Crucell NV, ADR+ ...........................      3,563,086        2,831,920
    230,000   Cutera Inc.+ ...............................      3,924,695        2,440,300
    120,000   Del Global Technologies Corp.+ .............        350,477          156,000
    105,000   DexCom Inc.+ ...............................      1,216,470          649,950
     16,000   Edwards Lifesciences Corp.+ ................        550,264          924,160
     71,000   Exactech Inc.+ .............................      1,057,940        1,579,040
     42,000   Henry Schein Inc.+ .........................        739,631        2,261,280
     30,000   Heska Corp.+ ...............................         44,905           19,500
    144,000   ICU Medical Inc.+ ..........................      3,964,650        4,379,040
     15,000   IMS Health Inc. ............................        412,500          283,650
      2,000   Integra LifeSciences Holdings Corp.+ .......         43,600           88,060
      4,000   Invacare Corp. .............................         92,551           96,560
     30,000   Inverness Medical Innovations Inc.+ ........        554,733          900,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
     50,000   Invitrogen Corp.+ ..........................   $  1,286,160   $    1,890,000
     10,000   K-V Pharmaceutical Co., Cl. A+ .............        286,714          227,100
     90,000   Matrixx Initiatives Inc.+ ..................      1,486,894        1,619,100
     60,000   Mentor Corp. ...............................      1,861,905        1,431,600
     75,000   Micrus Endovascular Corp.+ .................      1,109,307        1,046,250
     40,000   MWI Veterinary Supply Inc.+ ................        972,736        1,571,600
     18,000   Nabi Biopharmaceuticals+ ...................        117,875           83,880
     10,000   NeuroMetrix Inc.+ ..........................         67,433            9,500
      4,000   Nobel Biocare Holding AG ...................         61,643          131,863
    220,000   Odyssey HealthCare Inc.+ ...................      2,407,381        2,233,000
     70,000   Opko Health Inc.+ ..........................        206,125          122,500
     80,000   Orthofix International NV+ .................      2,663,370        1,490,400
      2,000   OrthoLogic Corp.+ ..........................          6,750            1,760
     34,000   Owens & Minor Inc. .........................        675,103        1,649,000
    227,900   Pain Therapeutics Inc.+ ....................      2,049,762        2,226,583
    255,000   Palomar Medical Technologies Inc.+ .........      4,556,547        3,432,300
    120,000   Penwest Pharmaceuticals Co.+ ...............      1,183,523          247,200
     30,000   PSS World Medical Inc.+ ....................        367,273          585,000
      1,779   Qiagen NV+ .................................          7,992           35,100
    213,000   Quidel Corp.+ ..............................      1,838,819        3,495,330
    120,000   RTI Biologics Inc.+ ........................      1,178,032        1,122,000
      8,000   Sirona Dental Systems Inc.+ ................         95,126          186,240
    140,000   Sonic Innovations Inc.+ ....................        646,692          355,600
  2,200,000   Sorin SpA+ .................................      6,528,934        2,265,567
  1,100,000   SSL International plc ......................      8,745,703        8,766,089
      2,300   Straumann Holding AG .......................        206,988          630,137
      4,000   Stryker Corp. ..............................        156,026          249,200
     34,000   Thoratec Corp.+ ............................        415,768          892,500
     30,000   United-Guardian Inc. .......................        275,421          316,500
     80,000   Vascular Solutions Inc.+ ...................        619,673          599,200
     40,000   Vital Signs Inc. ...........................      2,955,554        2,956,000
      1,000   Wright Medical Group Inc.+ .................         16,460           30,440
     10,000   Young Innovations Inc. .....................        237,253          201,800
     15,000   Zymogenetics Inc.+ .........................        177,307           99,900
                                                             ------------   --------------
                                                              111,636,005      110,937,347
                                                             ------------   --------------
              HOME FURNISHINGS -- 0.1%
     12,000   Bassett Furniture Industries Inc. ..........        192,256          102,600
     10,000   Bed Bath & Beyond Inc.+ ....................        196,815          314,100
     17,000   La-Z-Boy Inc. ..............................        140,938          158,440
                                                             ------------   --------------
                                                                  530,009          575,140
                                                             ------------   --------------
              HOTELS AND GAMING -- 1.9%
     25,000   Boyd Gaming Corp. ..........................        242,360          234,000
     78,000   Churchill Downs Inc. .......................      2,596,841        3,820,440
    100,000   Dover Downs Gaming & Entertainment Inc. ....        666,063          778,000
    170,000   Gaylord Entertainment Co.+ .................      5,025,021        4,992,900
     50,000   Home Inns & Hotels Management Inc., ADR+ ...      1,122,564          697,500

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
      8,000   Interval Leisure Group Inc.+ ...............   $     70,769   $       83,200
    140,000   Lakes Entertainment Inc.+ ..................        717,933          921,200
     27,000   Las Vegas Sands Corp.+ .....................      1,598,712          974,970
     35,000   Marcus Corp. ...............................        627,819          562,800
     48,000   Orient-Express Hotels Ltd., Cl. A ..........      2,171,697        1,158,240
     60,000   Penn National Gaming Inc.+ .................        383,376        1,594,200
    125,000   Pinnacle Entertainment Inc.+ ...............      1,680,650          945,000
    105,000   Sonesta International Hotels Corp., Cl. A ..      2,923,151        2,184,000
     16,000   Wynn Resorts Ltd. ..........................         56,084        1,306,240
     20,000   Youbet.com Inc.+ ...........................         51,494           29,200
                                                             ------------   --------------
                                                               19,934,534       20,281,890
                                                             ------------   --------------
              MACHINERY -- 0.3%
     73,900   CNH Global NV ..............................      1,782,939        1,628,756
        500   Nordson Corp. ..............................         24,068           24,555
     35,049   Zebra Technologies Corp., Cl. A+ ...........      1,105,369          976,115
                                                             ------------   --------------
                                                                2,912,376        2,629,426
                                                             ------------   --------------
              MANUFACTURED HOUSING AND RECREATIONAL
                 VEHICLES -- 1.0%
    115,000   Cavalier Homes Inc.+ .......................        237,439          193,200
     62,000   Cavco Industries Inc.+ .....................      1,270,749        2,241,300
    600,000   Champion Enterprises Inc.+ .................      4,686,478        3,330,000
     17,000   Drew Industries Inc.+ ......................        296,303          290,870
    260,000   Fleetwood Enterprises Inc.+ ................      2,618,425          265,200
     90,000   Monaco Coach Corp. .........................      1,160,240          175,500
     16,100   Nobility Homes Inc. ........................        305,817          260,820
    145,000   Skyline Corp. ..............................      4,653,084        3,832,350
                                                             ------------   --------------
                                                               15,228,535       10,589,240
                                                             ------------   --------------
              METALS AND MINING -- 0.5%
     52,003   Barrick Gold Corp. .........................      1,522,648        1,910,590
     10,000   Inmet Mining Corp. .........................        325,911          465,680
     15,000   Ivanhoe Mines Ltd.+ ........................        111,730           90,900
    142,115   Kinross Gold Corp. .........................        984,488        2,290,894
      2,000   Northwest Pipe Co.+ ........................         55,888           87,240
     35,148   Stillwater Mining Co.+ .....................        426,236          204,210
     52,000   Uranium Resources Inc.+ ....................        287,137           87,880
     22,350   Yamana Gold Inc., New York .................         75,630          186,176
                                                             ------------   --------------
                                                                3,789,668        5,323,570
                                                             ------------   --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
     18,000   Schweitzer-Mauduit
              International Inc. .........................        424,690          341,820
     40,000   Wausau Paper Corp. .........................        428,382          405,200
                                                             ------------   --------------
                                                                  853,072          747,020
                                                             ------------   --------------
              PUBLISHING -- 1.1%
      5,000   AH Belo Corp., Cl. A .......................         56,424           25,800
      6,000   Belo Corp., Cl. A ..........................         76,878           35,760
    170,000   II Sole 24 Ore .............................      1,022,626          720,369
    307,237   Independent News & Media plc ...............        431,671          501,731
     12,000   John Wiley & Sons Inc., Cl. B ..............         46,500          481,560

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              COMMON STOCKS (CONTINUED)
              PUBLISHING (CONTINUED)
    440,000   Journal Communications Inc., Cl. A .........   $  4,148,738   $    2,147,200
    150,000   Journal Register Co.+ ......................        254,246            1,050
     90,000   Lee Enterprises Inc. .......................        906,879          315,000
    110,000   Media General Inc., Cl. A ..................      2,823,230        1,367,300
     23,000   Meredith Corp. .............................        429,183          644,920
    260,000   News Corp., Cl. A ..........................        765,310        3,117,400
     75,000   PRIMEDIA Inc. ..............................      1,018,652          182,250
    250,000   The E.W. Scripps Co., Cl. A ................      2,062,613        1,767,500
                                                             ------------   --------------
                                                               14,042,950       11,307,840
                                                             ------------   --------------
              REAL ESTATE -- 0.9%
     10,700   Capital Properties Inc., Cl. A .............        270,987          247,170
    175,000   Griffin Land & Nurseries Inc. ..............      2,374,586        6,489,000
      9,000   Gyrodyne Co. of America Inc.+ ..............        135,071          342,810
     20,000   Malan Realty Investors Inc.+ (b) ...........         53,529              390
    106,000   Morguard Corp. .............................      1,344,892        2,788,818
                                                             ------------   --------------
                                                                4,179,065        9,868,188
                                                             ------------   --------------
              RETAIL -- 2.4%
    144,000   Aaron Rents Inc., Cl. A ....................        521,690        3,168,000
     50,000   Big 5 Sporting Goods Corp. .................        834,144          516,000
      8,000   Casey's General Stores Inc. ................        124,503          241,360
    340,000   Coldwater Creek Inc.+ ......................      2,106,588        1,968,600
     30,000   Copart Inc.+ ...............................        895,434        1,140,000
      4,000   Gander Mountain Co.+ .......................         32,640           13,080
      8,000   HSN Inc.+ ..................................         61,333           88,080
    275,300   Ingles Markets Inc., Cl. A .................      4,696,534        6,285,099
     30,000   Movado Group Inc. ..........................        449,902          670,500
     30,000   Pier 1 Imports Inc.+ .......................        202,215          123,900
    170,000   Rush Enterprises Inc., Cl. B+ ..............      2,079,044        2,135,200
    285,000   The Bon-Ton Stores Inc. ....................      2,177,982          775,200
      8,000   Ticketmaster+ ..............................        113,231           85,840
     70,000   Tractor Supply Co.+ ........................      2,555,661        2,943,500
      9,000   Village Super Market Inc., Cl. A ...........        397,563          429,030
     44,000   Weis Markets Inc. ..........................      1,323,449        1,584,440
    168,000   Wendy's/Arby's Group Inc., Cl. A ...........      1,364,690          883,680
    130,000   Winn-Dixie Stores Inc.+ ....................      1,956,585        1,807,000
                                                             ------------   --------------
                                                               21,893,188       24,858,509
                                                             ------------   --------------
              SPECIALTY CHEMICALS -- 5.1%
     60,000   A. Schulman Inc. ...........................      1,199,761        1,186,800
     19,000   Airgas Inc. ................................        121,732          943,350
     78,000   Albemarle Corp. ............................      1,104,309        2,405,520
     35,000   Arch Chemicals Inc. ........................        766,922        1,235,500
    580,000   Chemtura Corp. .............................      5,756,417        2,644,800
     10,000   Cytec Industries Inc. ......................        278,296          389,100
      3,200   Dionex Corp.+ ..............................         96,000          203,360
    260,000   Ferro Corp. ................................      5,573,569        5,226,000

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
    260,000   H.B. Fuller Co. ............................   $  2,584,304   $    5,426,200
    130,000   Hawkins Inc. ...............................      1,892,645        2,277,600
    537,400   Hercules Inc. ..............................      6,618,720       10,635,146
    200,000   Huntsman Corp. .............................      2,590,120        2,520,000
    145,000   Material Sciences Corp.+ ...................      1,346,282          833,750
    160,000   Omnova Solutions Inc.+ .....................        970,604          318,400
     60,000   Penford Corp. ..............................        687,437        1,061,400
     10,000   Quaker Chemical Corp. ......................        181,137          284,600
     24,000   Rockwood Holdings Inc.+ ....................        863,377          615,840
    260,000   Sensient Technologies Corp. ................      5,254,578        7,313,800
    450,000   Zep Inc. ...................................      6,196,193        7,938,000
                                                             ------------   --------------
                                                               44,082,403       53,459,166
                                                             ------------   --------------
              TELECOMMUNICATIONS -- 1.1%
     22,000   Atlantic Tele-Network Inc. .................         88,379          616,000
    599,000   Cincinnati Bell Inc.+ ......................      2,302,146        1,850,910
      6,795   Community Service Communications Inc.+ .....              0           17,497
        105   Consolidated Communications Holdings Inc. ..          2,001            1,583
     52,000   D&E Communications Inc. ....................        647,663          392,600
        708   Fairpoint Communications Inc. ..............          4,525            6,138
     50,000   Frontier Communications Corp. ..............        674,800          575,000
     90,000   HickoryTech Corp. ..........................        787,475          522,900
     71,000   New Ulm Telecom Inc. .......................        829,235          649,650
    118,000   Rogers Communications Inc., Cl. B ..........        569,865        3,922,320
     63,000   Shenandoah Telecommunications Co. ..........        373,895        1,390,410
     37,584   Verizon Communications Inc. ................        900,747        1,206,071
     24,000   Windstream Corp. ...........................         25,072          262,560
     53,000   Winstar Communications Inc.+ (b) ...........            133               53
                                                             ------------   --------------
                                                                7,205,936       11,413,692
                                                             ------------   --------------
              TRANSPORTATION -- 0.7%
    170,000   GATX Corp. .................................      5,286,254        6,726,900
    135,000   Grupo TMM SA, Cl. A, ADR+ ..................        889,274          120,150
      2,000   Irish Continental Group plc+ ...............         17,409           48,682
     50,000   Providence and Worcester Railroad Co. ......        884,009          850,000
                                                             ------------   --------------
                                                                7,076,946        7,745,732
                                                             ------------   --------------
              WIRELESS COMMUNICATIONS -- 1.4%
    200,000   Centennial Communications Corp.+ ...........      1,534,660        1,248,000
    120,000   Nextwave Wireless Inc.+ ....................        813,200           72,000
     72,000   Price Communications Corp., Escrow+ (b) ....              0                0
    682,000   Vimpel-Communications, ADR .................      1,290,279       13,844,600
         17   Xanadoo Co.+ ...............................          4,148            5,100
                                                             ------------   --------------
                                                                3,642,287       15,169,700
                                                             ------------   --------------
              TOTAL COMMON STOCKS ........................    758,816,869      941,008,462
                                                             ------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                MARKET
   SHARES                                                        COST            VALUE
-----------                                                  ------------   --------------
              PREFERRED STOCKS -- 0.1%
              BROADCASTING -- 0.0%
      1,103   PTV Inc., 10.000% Pfd., Ser. A .............   $          0   $          717
                                                             ------------   --------------
              BUSINESS SERVICES -- 0.0%
     24,317   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A (b)(c)(d)+ .......................      2,163,146                0
                                                             ------------   --------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
        128   Foster Wheeler Ltd., Pfd., Ser. B+ (b) .....         32,263          600,870
                                                             ------------   --------------
              TOTAL PREFERRED STOCKS .....................      2,195,409          601,587
                                                             ------------   --------------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
    800,000   Exide Technologies, expire 05/15/11
                 Escrow Rights+(b) .......................              0                0
                                                             ------------   --------------
              WARRANTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      1,213   Exide Technologies, expire 05/05/11+ .......          2,247            1,577
      4,531   Federal-Mogul Corp., expire 12/27/14+ ......         87,687            2,266
                                                             ------------   --------------
                                                                   89,934            3,843
                                                             ------------   --------------
              BROADCASTING -- 0.0%
      6,082   Granite Broadcasting Corp.,
                 Ser. A, expire 06/04/12+ ................              0              669
      3,430   Granite Broadcasting Corp.,
                 Ser. B, expire 06/04/12+ ................              0              858
                                                             ------------   --------------
                                                                        0            1,527
                                                             ------------   --------------
              HEALTH CARE -- 0.0%
     14,424   Del Global Technologies Corp.,
                 expire 03/28/09+ (b) ....................         24,809                0
                                                             ------------   --------------
              TELECOMMUNICATIONS -- 0.0%
         86   Virgin Media Inc., expire 01/10/11+ ........            124                3
                                                             ------------   --------------
              TOTAL WARRANTS .............................        114,867            5,373
                                                             ------------   --------------

  PRINCIPAL                                                                     MARKET
   AMOUNT                                                        COST            VALUE
-----------                                                  ------------   --------------
              CORPORATE BONDS -- 0.0%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
$   300,000   Exodus Communications Inc.,
                 Sub. Deb. Cv.,
                 5.250%, 02/15/09+ (b) ...................   $      1,185   $            0
                                                             ------------   --------------
              TELECOMMUNICATIONS -- 0.0%
    400,000   Williams Communications
              Group Inc., Escrow,
                 10.875%, 10/01/09+ (b) ..................              0                0
                                                             ------------   --------------
              TOTAL CORPORATE BONDS ......................          1,185                0
                                                             ------------   --------------
              U.S. GOVERNMENT OBLIGATIONS -- 12.8%
              U.S. TREASURY BILLS -- 8.7%
 91,164,000   U.S. Treasury Bills,
                 0.152% to 1.957%++,
                 10/02/08 to 01/29/09 ....................     90,979,994       91,065,806
                                                             ------------   --------------
              U.S. TREASURY NOTES -- 4.1%
 12,340,000      4.500%, 04/30/09 ........................     12,576,615       12,543,425
 30,150,000      4.750%, 12/31/08 ........................     30,450,408       30,439,741
                                                             ------------   --------------
                                                               43,027,023       42,983,166
                                                             ------------   --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS ..........    134,007,017      134,048,972
                                                             ------------   --------------
              TOTAL INVESTMENTS -- 102.6% ................   $895,135,347    1,075,664,394
                                                             ============
              OTHER ASSETS AND LIABILITIES
                 (NET) -- (2.6)% .........................                     (26,746,073)
                                                                            --------------
              NET ASSETS -- 100.0% .......................                  $1,048,918,321
                                                                            ==============

----------

(a) Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $795,570 or 0.08% of net assets.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $0 or 0.00% of net assets.

(d)  Illiquid security.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt


                 See accompanying notes to financial statements.

                       THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

ASSETS:
   Investments, at value (cost $892,428,641) .....................   $1,074,684,409
   Investments in affiliates, at value (cost $2,706,706) .........          979,985
   Cash ..........................................................        1,000,802
   Foreign currency, at value (cost $8) ..........................                7
   Receivable for investments sold ...............................          344,084
   Receivable for Fund shares sold ...............................        2,339,749
   Dividends and interest receivable .............................        1,755,362
   Prepaid expenses ..............................................           57,173
                                                                     --------------
   TOTAL ASSETS ..................................................    1,081,161,571
                                                                     --------------
LIABILITIES:
   Payable for investments purchased .............................       27,771,394
   Payable for Fund shares redeemed ..............................        2,893,801
   Payable for investment advisory fees ..........................          899,416
   Payable for distribution fees .................................          238,809
   Payable for accounting fees ...................................            7,501
   Other accrued expenses ........................................          432,329
                                                                     --------------
   TOTAL LIABILITIES .............................................       32,243,250
                                                                     --------------
   NET ASSETS applicable to 37,228,258 shares outstanding ........   $1,048,918,321
                                                                     ==============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ...............   $  817,217,519
   Accumulated net investment loss ...............................           (7,203)
   Accumulated net realized gain on investments,
      swap contracts, futures contracts, and foreign
      currency transactions ......................................       51,179,001
   Net unrealized appreciation on investments ....................      180,529,047
   Net unrealized depreciation on foreign currency translations ..              (43)
                                                                     --------------
   NET ASSETS ....................................................   $1,048,918,321
                                                                     ==============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price
     per share ($995,613,057 / 35,304,006 shares
      outstanding; 150,000,000 shares authorized) ................   $        28.20
                                                                     ==============
   CLASS A:
   Net Asset Value and redemption price per
      share ($26,604,525 / 944,112 shares
      outstanding; 50,000,000 shares authorized) .................   $        28.18(a)
                                                                     ==============
   Maximum offering price per share
      (NAV / .9425, based on maximum sales
      charge of 5.75% of the offering price) .....................   $        29.90(a)
                                                                     ==============
   CLASS B:
   Net Asset Value and offering price per share
      ($60,887 / 2,247 shares outstanding;
      50,000,000 shares authorized) ..............................   $        27.10(b)
                                                                     ==============
   CLASS C:
   Net Asset Value and offering price per share
      ($23,061,731 / 851,234 shares outstanding;
      50,000,000 shares authorized) ..............................   $        27.09(b)
                                                                     ==============
   CLASS I:
   Net Asset Value, offering, and redemption price
      per share ($3,578,121 / 126,659 shares
      outstanding; 50,000,000 shares authorized) .................   $        28.25
                                                                     ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $133,346) ..................   $   11,542,713
   Interest ......................................................        3,306,804
                                                                     --------------
   TOTAL INVESTMENT INCOME .......................................       14,849,517
                                                                     --------------
EXPENSES:
   Investment advisory fees ......................................       10,406,481
   Distribution fees - Class AAA .................................        2,500,149
   Distribution fees - Class A ...................................           54,087
   Distribution fees - Class B ...................................            1,093
   Distribution fees - Class C ...................................          167,912
   Shareholder services fees .....................................        1,100,976
   Shareholder communications expenses ...........................          318,020
   Custodian fees ................................................          182,937
   Registration expenses .........................................          103,487
   Legal and audit fees ..........................................           79,859
   Accounting fees ...............................................           45,000
   Directors' fees ...............................................           30,275
   Interest expense ..............................................              828
   Miscellaneous expenses ........................................           77,235
                                                                     --------------
   TOTAL EXPENSES ................................................       15,068,339
   Less: Custodian fee credits ...................................          (15,224)
                                                                     --------------
   NET EXPENSES ..................................................       15,053,115
                                                                     --------------
   NET INVESTMENT LOSS ...........................................         (203,598)
                                                                     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, FUTURES
   CONTRACTS, AND FOREIGN CURRENCY:
   Net realized gain on investments ..............................       54,638,378
   Capital gain distributions from investment companies ..........          832,573
   Net realized gain on swap contracts ...........................            3,200
   Net realized gain on futures contracts ........................          497,300
   Net realized loss on foreign currency transactions ............           (6,671)
                                                                     --------------
   Net realized gain on investments, swap contracts,
      futures contracts, and foreign currency
      transactions ...............................................       55,964,780
                                                                     --------------
   Net change in unrealized appreciation/
      (depreciation) on investments ..............................     (214,885,181)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations ............             (703)
                                                                     --------------
   Net change in unrealized appreciation/
      (depreciation) on investments and
      foreign currency translations ..............................     (214,885,884)
                                                                     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
      INVESTMENTS, SWAP CONTRACTS, FUTURES
      CONTRACTS, AND FOREIGN CURRENCY ............................     (158,921,104)
                                                                     --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $ (159,124,702)
                                                                     ==============

----------
(a) Shareholder transactions may have been processed at a different net asset value.

(b)  Redemption price varies based on the length of time held.

                See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  YEAR ENDED           YEAR ENDED
                                                                              SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                                              ------------------   ------------------
OPERATIONS:
   Net investment loss ....................................................     $     (203,598)      $     (340,454)
   Net realized gain on investments, swap contracts, futures contracts, and
      foreign currency transactions .......................................         55,964,780           47,039,006
   Net change in unrealized appreciation/(depreciation) on investments,
      swap contracts, and foreign currency translations ...................       (214,885,884)         111,347,803
                                                                                --------------       --------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........       (159,124,702)         158,046,355
                                                                                --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investments
      Class AAA ...........................................................        (46,323,563)         (54,810,246)
      Class A .............................................................           (797,001)            (187,774)
      Class B .............................................................             (5,830)              (8,873)
      Class C .............................................................           (551,222)            (241,821)
                                                                                --------------       --------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................        (47,677,616)         (55,248,714)
                                                                                --------------       --------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ...........................................................        192,040,034          173,228,328
      Class A .............................................................         15,316,709           12,781,396
      Class B .............................................................            (43,504)              (1,610)
      Class C .............................................................         16,624,141            6,620,118
      Class I .............................................................          3,853,655                   --
                                                                                --------------       --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .............        227,791,035          192,628,232
                                                                                --------------       --------------
   REDEMPTION FEES ........................................................              6,835               13,640
                                                                                --------------       --------------
   NET INCREASE IN NET ASSETS .............................................         20,995,552          295,439,513
NET ASSETS:
   Beginning of period ....................................................      1,027,922,769          732,483,256
                                                                                --------------       --------------
   End of period (including undistributed net investment income
      of $0 and $0, respectively) .........................................     $1,048,918,321       $1,027,922,769
                                                                                ==============       ==============

                See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS              DISTRIBUTIONS
                         -------------------------------------------  --------------------------
                                            Net
              Net Asset       Net       Realized and        Total          Net                                 Net Asset
   Period       Value,    Investment     Unrealized         from        Realized                                Value,
   Ended      Beginning     Income     Gain (Loss) on    Investment     Gain on        Total       Redemption    End of    Total
September 30  of Period  (Loss)(a)(b)   Investments      Operations    Investments  Distributions   Fees(a)     Period    Return+
------------  ---------  ------------  --------------   -------------  -----------  -------------  ----------  ---------  -------
CLASS AAA
   2008         $34.37    $(0.00)(c)      $(4.62)          $(4.62)       $(1.55)       $(1.55)      $0.00(c)     $28.20   (13.98)%
   2007          30.41     (0.01)           6.42             6.41         (2.45)        (2.45)       0.00(c)      34.37    21.95
   2006          29.97     (0.03)           2.53             2.50         (2.06)        (2.06)       0.00(c)      30.41     8.88
   2005          25.88     (0.01)           5.25             5.24         (1.15)        (1.15)       0.00(c)      29.97    20.58
   2004          21.48     (0.04)           4.61             4.57         (0.17)        (0.17)         --         25.88    21.34
CLASS A
   2008         $34.37    $(0.01)         $(4.63)          $(4.64)       $(1.55)       $(1.55)      $0.00(c)     $28.18   (14.04)%
   2007          30.41      0.06            6.35             6.41         (2.45)        (2.45)       0.00(c)      34.37    21.95
   2006          29.98     (0.02)           2.51             2.49         (2.06)        (2.06)       0.00(c)      30.41     8.84
   2005          25.89     (0.01)           5.25             5.24         (1.15)        (1.15)       0.00(c)      29.98    20.57
   2004(d)       24.49     (0.06)           1.46             1.40            --            --          --         25.89     5.72
CLASS B
   2008         $33.32    $(0.23)         $(4.44)          $(4.67)       $(1.55)       $(1.55)      $0.00(c)     $27.10   (14.60)%
   2007          29.77     (0.26)           6.26             6.00         (2.45)        (2.45)       0.00(c)      33.32    20.99
   2006          29.58     (0.25)           2.50             2.25         (2.06)        (2.06)       0.00(c)      29.77     8.11
   2005          25.74     (0.22)           5.21             4.99         (1.15)        (1.15)       0.00(c)      29.58    19.69
   2004(d)       24.49     (0.19)           1.44             1.25            --            --          --         25.74     5.10
CLASS C
   2008         $33.32    $(0.22)         $(4.46)          $(4.68)       $(1.55)       $(1.55)      $0.00(c)     $27.09   (14.63)%
   2007          29.76     (0.22)           6.23             6.01         (2.45)        (2.45)       0.00(c)      33.32    21.03
   2006          29.58     (0.24)           2.48             2.24         (2.06)        (2.06)       0.00(c)      29.76     8.08
   2005          25.74     (0.23)           5.22             4.99         (1.15)        (1.15)       0.00(c)      29.58    19.69
   2004(d)       24.49     (0.20)           1.45             1.25            --            --          --         25.74     5.10
CLASS I
   2008(f)      $30.06     $0.05          $(1.86)          $(1.81)           --            --       $0.00(c)     $28.25    (6.02)%

               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -----------------------------------------------
                                Net
   Period      Net Assets    Investment             Portfolio
   Ended      End of Period    Income    Operating  Turnover
September 30    (in 000's)   (Loss)(b)    Expenses    Rate++
------------  -------------  ----------  ---------  ---------
CLASS AAA
   2008         $  995,613    (0.01)%     1.43%        26%
   2007          1,002,577    (0.04)      1.42         15
   2006            727,521    (0.09)      1.44          6
   2005            732,965    (0.03)      1.44          6
   2004            620,334    (0.15)      1.42         10
CLASS A
   2008         $   26,604    (0.02)%     1.43%        26%
   2007             15,485     0.19       1.42         15
   2006              2,199    (0.08)      1.44          6
   2005              1,515    (0.03)      1.48          6
   2004(d)              58    (0.32)(e)   1.42(e)      10
CLASS B
   2008         $       61    (0.77)%     2.18%        26%
   2007                126    (0.81)      2.17         15
   2006                113    (0.85)      2.19          6
   2005                138    (0.79)      2.20          6
   2004(d)              55    (1.02)(e)   2.17(e)      10
CLASS C
   2008         $   23,062    (0.75)%     2.18%        26%
   2007              9,735    (0.69)      2.17         15
   2006              2,650    (0.83)      2.19          6
   2005              1,499    (0.80)      2.23          6
   2004(d)              24    (1.07)(e)   2.17(e)      10
CLASS I
   2008(f)      $    3,578     0.22%(e)   1.18%(e)     26%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal year ended September 30, 2007 would have been 21%. The portfolio turnover rate for the fiscal years ended September 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c)  Amount represents less than $0.005 per share.

(d) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(e)  Annualized.

(f) From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. At September 30, 2008, there were no open swap agreements.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2008, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2008, reclassifications were made to decrease accumulated net investment loss by $267,258 and decrease accumulated net realized gain on investments by $267,258.

The tax character of distributions paid during the fiscal years ended September 30, 2008 and September 30, 2007 was as follows:

                                         YEAR ENDED           YEAR ENDED
                                     SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                     ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary income (inclusive of net
   short-term capital gains) .....       $ 2,004,512                 --
Net long-term capital gains ......        45,673,104        $55,248,714
                                         -----------        -----------
Total distributions paid .........       $47,677,616        $55,248,714
                                         ===========        ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income ..........   $  3,735,466
Undistributed long-term capital gains ..     50,617,863
Post-October currency losses ...........         (7,203)
Net unrealized appreciation ............    177,354,676
                                           ------------
   Total accumulated earnings ..........   $231,700,802
                                           ============

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2008, the Fund deferred currency losses of $7,204.

At September 30, 2008, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2008:

                                                  GROSS          GROSS       NET UNREALIZED
                                               UNREALIZED      UNREALIZED     APPRECIATION
                                   COST       APPRECIATION    DEPRECIATION   (DEPRECIATION)
                               ------------   ------------   -------------   --------------
Investments ................   $895,602,968   $299,117,089   $(120,035,648)  $179,081,441
Investments in affiliates ..      2,706,706             --      (1,726,721)    (1,726,721)
                               ------------   ------------   -------------   ------------
                               $898,309,674   $299,117,089   $(121,762,369)  $177,354,720
                               ============   ============   =============   ============

The Fund has adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Each of the tax years in the three-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $402,481,903 and $199,957,038, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the fiscal year ended September 30, 2008, other than short-term obligations, aggregated $83,156,255 and $40,021,875, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2008, the Fund paid brokerage commissions on security trades of $460,433 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $48,058 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2008 and September 30, 2007 amounted to $6,835 and $13,640, respectively.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                   YEAR ENDED
                                                          SEPTEMBER 30, 2008           SEPTEMBER 30, 2007
                                                      --------------------------   --------------------------
                                                        SHARES         AMOUNT        SHARES         AMOUNT
                                                      ----------   -------------   ----------   -------------
                                                               CLASS AAA                    CLASS AAA
                                                      --------------------------   --------------------------
Shares sold........................................   11,404,075   $ 352,403,697    9,055,569   $ 300,679,400
Shares issued upon reinvestment of distributions...    1,383,508      44,189,239    1,662,686      51,559,994
Shares redeemed....................................   (6,655,573)   (204,552,902)  (5,467,632)   (179,011,066)
                                                      ----------   -------------   ----------    ------------
   Net increase....................................    6,132,010   $ 192,040,034    5,250,623   $ 173,228,328
                                                      ==========   =============   ==========   =============

                                                                CLASS A                      CLASS A
                                                      --------------------------   --------------------------
Shares sold........................................      653,236   $  20,020,323      394,109   $  13,318,089
Shares issued upon reinvestment of distributions...       23,669         756,001        5,751         178,354
Shares redeemed....................................     (183,365)     (5,459,615)     (21,600)       (715,047)
                                                      ----------   -------------   ----------    ------------
   Net increase....................................      493,540   $  15,316,709      378,260   $  12,781,396
                                                      ==========   =============   ==========   =============

                                                                CLASS B                      CLASS B
                                                      --------------------------   --------------------------
Shares issued upon reinvestment of distributions...          189   $       5,832          294   $       8,873
Shares redeemed....................................       (1,716)        (49,336)        (326)        (10,483)
                                                      ----------   -------------   ----------    ------------
   Net decrease....................................       (1,527)  $     (43,504)         (32)  $      (1,610)
                                                      ==========   =============   ==========   =============

                                                                CLASS C                      CLASS C
                                                      --------------------------   --------------------------
Shares sold........................................      616,058   $  18,243,833      214,901   $   7,004,093
Shares issued upon reinvestment of distributions...       17,152         529,496        7,732         233,806
Shares redeemed....................................      (74,196)     (2,149,188)     (19,457)       (617,781)
                                                      ----------   -------------   ----------    ------------
   Net increase....................................      559,014   $  16,624,141      203,176   $   6,620,118
                                                      ==========   =============   ==========   =============

                                                                CLASS I*
                                                      --------------------------
Shares sold........................................      142,672   $   4,323,018
Shares redeemed....................................      (16,013)       (469,363)
                                                      ----------   -------------
   Net increase....................................      126,659   $   3,853,655
                                                      ==========   =============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the fiscal year ended September 30, 2008 is set forth below:

                                                                                                             PERCENT
                                                                             NET CHANGE       VALUE AT        OWNED
                        BEGINNING   SHARES/PAR   SHARES/PAR     ENDING     IN UNREALIZED   SEPTEMBER 30,    OF SHARES
                       SHARES/PAR    PURCHASED      SOLD      SHARES/PAR    DEPRECIATION        2008       OUTSTANDING
                       ----------   ----------   ----------   ----------   -------------   -------------   -----------
Earl Scheib Inc. ...     240,900          --           --       240,900      $(372,190)       $531,185        6.01%
Trans-Lux Corp. ....     160,265      10,000       (5,265)      165,000       (404,518)        448,800        8.17

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Adviser, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Gabelli Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Small Cap Growth Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Small Cap Growth Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2008

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Small Cap Growth Fund at One Corporate Center, Rye, NY 10580-1422.

    NAME, POSITION(S)      TERM OF OFFICE     NUMBER OF FUNDS
       ADDRESS(1)           AND LENGTH OF     IN FUND COMPLEX        PRINCIPAL OCCUPATION(S)             OTHER DIRECTORSHIPS
        AND AGE            TIME SERVED(2)  OVERSEEN BY DIRECTOR      DURING PAST FIVE YEARS              HELD BY DIRECTOR(3)
-------------------------  --------------  --------------------  ------------------------------  ---------------------------------
INTERESTED DIRECTORS(4):

MARIO J. GABELLI             Since 1991             26           Chairman and Chief Executive    Director of Morgan Group
Director and                                                     Officer of GAMCO Investors,     Holdings, Inc. (holding company);
Chief Investment Officer                                         Inc. and Chief Investment       Chairman of the Board of LICT
Age: 66                                                          Officer-Value Portfolios of     Corp. (multimedia and
                                                                 Gabelli Funds, LLC and GAMCO    communication services company)
                                                                 Asset Management Inc.;
                                                                 Director/Trustee or Chief
                                                                 Investment Officer of other
                                                                 registered investment
                                                                 companies in the Gabelli/GAMCO
                                                                 Funds complex; Chairman and
                                                                 Chief Executive Officer of
                                                                 GGCP, Inc.

JOHN D. GABELLI              Since 1991             10           Senior Vice President of        Director of GAMCO Investors, Inc.
Director                                                         Gabelli & Company, Inc.         (asset management)
Age: 64

INDEPENDENT DIRECTORS(5):

ANTHONY J. COLAVITA          Since 1991             37           Partner in the law firm of                      --
Director                                                         Anthony J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT           Since 1991             17           Former Senior Vice President    Director of Echo Therapeutics,
Director                                                         and Chief Financial Officer of  Inc. (therapeutics and
Age: 64                                                          KeySpan Corporation (public     diagnostics)
                                                                 utility)

ROBERT J. MORRISSEY          Since 1991             6            Partner in the law firm of                      --
Director                                                         Morrissey, Hawkins & Lynch
Age: 69

ANTHONY R. PUSTORINO         Since 1991             14           Certified Public Accountant;    Director of The LGL Group, Inc.
Director                                                         Professor Emeritus, Pace        (diversified manufacturing)
Age: 83                                                          University

ANTHONIE C. VAN EKRIS        Since 1991             20           Chairman of BALMAC                              --
Director                                                         International, Inc.
Age: 74                                                          (commodities and futures
                                                                 trading)

SALVATORE J. ZIZZA           Since 2001             28           Chairman of Zizza & Company,    Director of Hollis-Eden
Director                                                         Ltd. (consulting)               Pharmaceuticals (biotechnology);
Age: 62                                                                                          Director of Earl Scheib, Inc.
                                                                                                 (automotive services)

THE GABELLI SMALL CAP GROWTH FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)

    NAME, POSITION(S)      TERM OF OFFICE
       ADDRESS(1)           AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
        AND AGE            TIME SERVED(2)                 DURING  PAST FIVE YEARS
-------------------------  --------------  ---------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 1991    Executive Vice President and Chief Operating Officer of
President and Secretary                    Gabelli Funds, LLC since 1988 and an officer of all of
Age: 56                                    the registered investment companies in the Gabelli/GAMCO
                                           Funds complex; Director and President of Teton Advisors,
                                           Inc. (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY                Since 2006    Vice President of Gabelli Funds, LLC since 2007; Officer
Treasurer                                  of all of the registered investment companies in the
Age: 50                                    Gabelli/GAMCO Funds complex; Senior Vice President of
                                           U.S. Trust Company, N.A and Treasurer and Chief Financial
                                           Officer of Excelsior Funds from 2004 through 2005; Chief
                                           Financial Officer of AMIC Distribution Partners from 2002
                                           through 2004; Controller of Reserve Management
                                           Corporation and Reserve Partners, Inc.


PETER D. GOLDSTEIN           Since 2004    Director of Regulatory Affairs at GAMCO Investors, Inc.
Chief Compliance Officer                   since 2004; Chief Compliance Officer of all of the
Age: 55                                    registered investment companies in the Gabelli/GAMCO
                                           Funds complex; Vice President of Goldman Sachs Asset
                                           Management from 2000 through 2004

------------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

(4) "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2008, the Fund paid to shareholders ordinary income dividends (comprised of short-term capital gains) totaling $0.065 per share for Class AAA, Class A, Class B, and Class C, respectively, and long-term capital gains totaling $45,673,104. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2008, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

                                    (GRAPHIC)

THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2008

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J.COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q308SR

                         THE GABELLI EQUITY INCOME FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Equity Income Fund's (the "Fund") net asset value ("NAV") per share declined 8.81% during the third quarter of 2008. Calendar year to date through September 30th, the Fund declined 17.80% while the Standard & Poor's ("S&P") 500 Index was down 19.27% over the same period.

     Enclosed are the investment portfolio and financial statements as of September 30, 2008.

COMPARATIVE RESULTS

            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a)(b)

                                                                                                                     Since
                                                    Year to                                                        Inception
                                        Quarter       Date      1 Year      3 Year    5 Year   10 Year   15 Year    (1/2/92)
                                        -------     -------     ------      ------    ------   -------   -------   ---------
GABELLI EQUITY INCOME FUND
   CLASS AAA ........................    (8.81)%    (17.80)%    (18.95)%     2.14%    7.70%    7.52%     9.85%      10.37%
S&P 500 Index .......................    (8.36)     (19.27)     (21.96)      0.22     5.17     3.06      8.39        8.43
Nasdaq Composite Index ..............    (8.77)     (21.13)     (22.57)     (0.94)    3.20     2.13      6.96        7.89
Lipper Equity Income Fund Average ...    (6.92)     (17.48)     (20.75)      0.79     6.15     4.59      7.77        8.48
Class A .............................    (8.78)     (17.76)     (18.92)      2.17     7.69     7.51      9.85       10.37
                                        (14.03)(c)  (22.49)(c)  (23.58)(c)   0.17(c)  6.42(c)  6.88(c)   9.41(c)     9.98(c)
Class B .............................    (8.92)     (18.27)     (19.54)      1.39     6.94     7.14      9.59       10.14
                                        (13.47)(d)  (22.35)(d)  (23.56)(d)   0.41(d)  6.63(d)  7.14      9.59       10.14
Class C .............................    (8.97)     (18.28)     (19.55)      1.39     6.96     7.15      9.60       10.14
                                         (9.88)(e)  (19.09)(e)  (20.36)(e)   1.39     6.96     7.15      9.60       10.14
Class I .............................    (8.70)     (17.61)     (18.77)      2.22     7.75     7.54      9.87       10.39

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.43%, 1.43%, 2.18%, 2.18%, AND 1.18%, RESPECTIVELY. CLASS AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NAV'S PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER AND CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE DIFFERENCES IN EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES AND THE NASDAQ COMPOSITE INDEX (MEASURES ALL NASDAQ DOMESTIC AND INTERNATIONAL COMMON TYPE STOCKS UNDER AN UNMANAGED MARKET CAPITALIZATION WEIGHTED METHODOLOGY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER EQUITY INCOME FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED (EXCEPT FOR THE NASDAQ COMPOSITE INDEX).YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

PERFORMANCE DISCUSSION

     For the fiscal year ended September 30, 2008, the Fund's Class AAA Shares declined 18.95% versus a decrease of 21.96% in the S&P 500 Index.

     During the past year, all sectors of the S&P 500 declined significantly with the exception of the transportation and consumer staples sectors which were very close to break even. Consequently, the Fund's performance was affected by the overall market decline. The worst performing sector was the financials sector which decreased by over 39% due to the mortgage meltdown and the financial crises that ensued, followed by telecommunications services (-33%) and information technology (-23%) sectors, which usually thrive in the periods immediately before and during a growing economy, clearly not present in the past fiscal year.

     Company specific, it was also another strong year for Flowserve Corp. (0.9% of net assets as of September 30, 2008), which provides pumps, valves and seals for industrial flow management. Other stocks, which we owned, which appreciated in value over the full fiscal year were General Mills (1.2%), Wells Fargo (1.5%), Johnson & Johnson (1.8%), and International Business Machines (1.7%).

     The Fund also benefited from several announced acquisitions including, the acquisition of Wm. Wrigley Jr. (4.0%), the chewing gum maker, by the privately held chocolate giant Mars, Rohm & Haas (1.9%) acquisition by Dow Chemicals, Anheuser-Busch (1.7%), the maker of Bud, by the maker of Stella, InBev, UST (0.2%) by Altria (0.1%), and the technology deal of the year: the acquisition of Electronic Data Systems (deal closed and shares stopped trading before September 30, 2008) by Hewlett-Packard, among others.

     A variety of factors, including the emerging global slowdown and the financial meltdown, negatively impacted a number of holdings including General Electric (0.9%), Pfizer (1.3%), Citigroup (1.0%), Verizon (0.6%), Thomas & Betts (0.3%), and Advanced Medical Optics (0.2%). Long-time holding Cablevision Systems (0.4%) declined sharply as concerns rose that shareholders would reject the controlling Dolan family's privatization offer, which they ultimately did.

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                    THE GABELLI EQUITY INCOME FUND CLASS AAA,
          THE LIPPER EQUITY INCOME FUND AVERAGE, AND THE S&P 500 INDEX

                              (PERFORMANCE GRAPH)

            Gabelli Equity
              Income Fund    Lipper Equity Income
              (Class AAA)        Fund Average       S&P 500 Index
            --------------   --------------------   -------------
 1/2/1992       $10,000             $10,000            $10,000
9/30/1992       $10,582             $10,601            $10,242
9/30/1993       $12,752             $12,554            $11,570
9/30/1994       $13,173             $12,748            $11,996
9/30/1995       $15,708             $15,429            $15,560
9/30/1996       $18,323             $17,974            $18,722
9/30/1997       $24,549             $23,632            $26,291
9/30/1998       $25,281             $24,459            $28,679
9/30/1999       $30,291             $27,673            $36,648
9/30/2000       $32,839             $30,539            $41,512
9/30/2001       $32,694             $28,228            $30,465
9/30/2002       $28,908             $23,570            $24,229
9/30/2003       $36,017             $28,352            $30,134
9/30/2004       $42,187             $33,079            $34,310
9/30/2005       $48,975             $37,607            $38,513
9/30/2006       $54,484             $42,022            $42,665
9/30/2007       $64,395             $48,574            $49,824
9/30/2008       $52,192             $38,495            $38,883

                   Average Annual Total Return*
            ------------------------------------------
            1 Year    5 Year   10 Year   Life of Fund
            ------    ------   -------   -------------
Class AAA   (18.95)%   7.70%    7.52%       10.37%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from April 1, 2008 through September 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2008.

              Beginning         Ending      Annualized     Expenses
            Account Value   Account Value     Expense    Paid During
               04/01/08        09/30/08        Ratio       Period*
            -------------   -------------   ----------   -----------
THE GABELLI EQUITY INCOME FUND
ACTUAL FUND RETURN
Class AAA     $1,000.00       $  895.60        1.46%        $ 6.92
Class A       $1,000.00       $  895.80        1.46%        $ 6.92
Class B       $1,000.00       $  892.10        2.21%        $10.45
Class C       $1,000.00       $  892.00        2.21%        $10.45
Class I       $1,000.00       $  896.70        1.19%        $ 5.64
HYPOTHETICAL 5% RETURN
Class AAA     $1,000.00       $1,017.70        1.46%        $ 7.36
Class A       $1,000.00       $1,017.70        1.46%        $ 7.36
Class B       $1,000.00       $1,013.95        2.21%        $11.13
Class C       $1,000.00       $1,013.95        2.21%        $11.13
Class I       $1,000.00       $1,019.05        1.19%        $ 6.01

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2008:

THE GABELLI EQUITY INCOME FUND

Food and Beverage .....................    17.2%
Financial Services ....................    11.1%
Health Care ...........................     9.3%
Consumer Products .....................     7.5%
Energy and Utilities: Oil .............     6.6%
Retail ................................     5.5%
Telecommunications ....................     3.8%
Specialty Chemicals ...................     3.5%
Energy and Utilities: Integrated ......     3.3%
Diversified Industrial ................     3.0%
Aerospace .............................     2.5%
Energy and Utilities: Services ........     2.3%
Computer Hardware .....................     2.0%
Electronics ...........................     1.8%
Equipment and Supplies ................     1.7%
Metals and Mining .....................     1.7%
U.S. Government Obligations ...........     1.5%
Automotive: Parts and Accessories .....     1.5%
Entertainment .........................     1.5%
Energy and Utilities: Electric ........     1.5%
Hotels and Gaming .....................     1.4%
Energy and Utilities: Natural Gas .....     1.4%
Agriculture ...........................     1.4%
Machinery .............................     1.2%
Communications Equipment ..............     1.2%
Computer Software and Services ........     1.0%
Cable and Satellite ...................     0.9%
Automotive ............................     0.7%
Business Services .....................     0.6%
Environmental Services ................     0.5%
Broadcasting ..........................     0.5%
Transportation ........................     0.4%
Wireless Communications ...............     0.3%
Aviation: Parts and Services ..........     0.3%
Publishing ............................     0.3%
Manufactured Housing ..................     0.1%
Consumer Services .....................     0.1%
Energy and Utilities: Water ...........     0.0%
Real Estate ...........................     0.0%
Building and Construction .............     0.0%
Other Assets and Liabilities (Net) ....    (1.1)%
                                          -----
                                          100.0%
                                          =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              COMMON STOCKS -- 98.5%
              AEROSPACE -- 2.5%
    140,000   Boeing Co. ....................................   $    9,260,922   $    8,029,000
      2,000   Lockheed Martin Corp. .........................           47,350          219,340
      3,500   Northrop Grumman Corp. ........................          125,556          211,890
     10,000   Raytheon Co. ..................................          279,250          535,100
    350,000   Rockwell Automation Inc. ......................       18,270,020       13,069,000
      2,000   Rockwell Collins Inc. .........................           15,843           96,180
  1,260,000   Rolls-Royce Group plc+ ........................        8,984,010        7,537,868
                                                                --------------   --------------
                                                                    36,982,951       29,698,378
                                                                --------------   --------------
              AGRICULTURE -- 1.4%
    100,000   Archer-Daniels-Midland Co. ....................        2,873,352        2,191,000
    131,000   Monsanto Co. ..................................        1,313,918       12,966,380
     12,000   The Mosaic Co. ................................          186,246          816,240
                                                                --------------   --------------
                                                                     4,373,516       15,973,620
                                                                --------------   --------------
              AUTOMOTIVE -- 0.7%
    800,000   General Motors Corp. ..........................       17,950,341        7,560,000
      6,000   Navistar International Corp.+ .................          193,880          325,080
                                                                --------------   --------------
                                                                    18,144,221        7,885,080
                                                                --------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.4%
      1,000   ArvinMeritor Inc. .............................           10,487           13,040
      3,000   BERU AG .......................................          319,888          316,754
    250,000   Genuine Parts Co. .............................        8,986,399       10,052,500
      6,000   Johnson Controls Inc. .........................           50,425          181,980
     50,000   Modine Manufacturing Co. ......................          771,416          724,000
    170,000   O'Reilly Automotive Inc.+ .....................        4,859,031        4,550,900
    140,000   The Pep Boys - Manny, Moe & Jack ..............        1,619,073          865,200
                                                                --------------   --------------
                                                                    16,616,719       16,704,374
                                                                --------------   --------------
              AVIATION: PARTS AND SERVICES -- 0.3%
      5,000   Barnes Group Inc. .............................           47,698          101,100
     46,192   Curtiss-Wright Corp. ..........................          349,652        2,099,426
     35,000   GenCorp Inc.+ .................................          299,658          235,900
     20,000   United Technologies Corp. .....................          557,839        1,201,200
                                                                --------------   --------------
                                                                     1,254,847        3,637,626
                                                                --------------   --------------
              BROADCASTING -- 0.3%
    165,000   CBS Corp., Cl. A ..............................        4,109,756        2,413,950
     35,000   CBS Corp., Cl. B ..............................          814,440          510,300
        132   Granite Broadcasting Corp.+ ...................           10,795              924
      4,000   Societe Television Francaise 1 ................           86,329           69,883
                                                                --------------   --------------
                                                                     5,021,320        2,995,057
                                                                --------------   --------------
              BUILDING AND CONSTRUCTION -- 0.0%
        918   Colas SA ......................................          318,206          201,621
                                                                --------------   --------------
              BUSINESS SERVICES -- 0.6%
      4,000   Automatic Data Processing Inc. ................          114,127          171,000
    150,000   Diebold Inc. ..................................        5,659,698        4,966,500
      4,000   Landauer Inc. .................................          134,546          291,000
      7,500   MasterCard Inc., Cl. A ........................          292,500        1,329,975
     20,000   R. H. Donnelley Corp.+ ........................          130,652           39,800
                                                                --------------   --------------
                                                                     6,331,523        6,798,275
                                                                --------------   --------------

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              CABLE AND SATELLITE -- 0.9%
    190,000   Cablevision Systems Corp., Cl. A ..............   $    2,919,442   $    4,780,400
     80,000   DISH Network Corp., Cl. A+ ....................        2,181,380        1,680,000
     16,000   EchoStar Corp., Cl. A+ ........................          478,840          385,600
     50,000   Scripps Networks Interactive Inc., Cl. A ......        2,183,980        1,815,500
     60,000   The DIRECTV Group Inc.+ .......................        1,241,546        1,570,200
                                                                --------------   --------------
                                                                     9,005,188       10,231,700
                                                                --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 0.8%
    300,000   Corning Inc. ..................................        4,319,319        4,692,000
    100,000   Motorola Inc. .................................          830,109          714,000
    100,000   Thomas & Betts Corp.+ .........................        2,991,929        3,907,000
                                                                --------------   --------------
                                                                     8,141,357        9,313,000
                                                                --------------   --------------
              COMPUTER HARDWARE -- 2.0%
    174,500   International Business Machines Corp. .........       14,082,385       20,409,520
    315,000   Xerox Corp. ...................................        4,516,747        3,631,950
                                                                --------------   --------------
                                                                    18,599,132       24,041,470
                                                                --------------   --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.0%
      2,000   EMC Corp.+ ....................................           19,360           23,920
    115,000   Metavante Technologies Inc.+ ..................        2,593,203        2,214,900
    230,000   Microsoft Corp. ...............................        6,600,683        6,138,700
        154   Telecom Italia Media SpA+ .....................              205               22
    170,000   Yahoo! Inc.+ ..................................        5,202,473        2,941,000
                                                                --------------   --------------
                                                                    14,415,924       11,318,542
                                                                --------------   --------------
              CONSUMER PRODUCTS -- 7.5%
     55,000   Altria Group Inc. .............................          677,620        1,091,200
    175,000   Avon Products Inc. ............................        5,238,596        7,274,750
     15,000   Clorox Co. ....................................          823,581          940,350
     10,000   Colgate-Palmolive Co. .........................          589,614          753,500
      7,000   Compagnie Financiere Richemont SA, Cl. A ......          410,810          304,483
    600,000   Eastman Kodak Co. .............................        8,720,896        9,228,000
     63,000   Energizer Holdings Inc.+ ......................        2,834,133        5,074,650
     63,000   Fortune Brands Inc. ...........................        4,616,938        3,613,680
      5,000   Hanesbrands Inc.+ .............................          108,950          108,750
     33,000   Harman International Industries Inc. ..........        1,187,446        1,124,310
    145,000   Kimberly-Clark Corp. ..........................        9,758,803        9,401,800
      7,000   National Presto Industries Inc. ...............          206,562          521,500
     10,000   Pactiv Corp.+ .................................          161,895          248,300
     50,000   Philip Morris International Inc. ..............        1,501,172        2,405,000
    215,000   Procter & Gamble Co. ..........................       12,169,226       14,983,350
    100,000   Reckitt Benckiser Group plc ...................        3,154,703        4,819,727
  1,300,000   Swedish Match AB ..............................       17,012,653       22,530,980
     78,000   Unilever NV, ADR ..............................        1,542,066        2,196,480
     35,000   UST Inc. ......................................        2,033,769        2,328,900
                                                                --------------   --------------
                                                                    72,749,433       88,949,710
                                                                --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES -- 0.1%
     67,500   Rollins Inc. ..................................   $      386,886   $    1,281,150
                                                                --------------   --------------
              DIVERSIFIED INDUSTRIAL -- 3.0%
      5,000   3M Co. ........................................          213,645          341,550
      5,000   Acuity Brands Inc. ............................           54,182          208,800
      3,000   Alstom ........................................          294,246          222,847
     55,000   Baldor Electric Co. ...........................        1,853,207        1,584,550
    110,000   Cooper Industries Ltd., Cl. A .................        3,148,666        4,394,500
     92,100   Crane Co. .....................................        3,704,676        2,736,291
    400,000   General Electric Co. ..........................       12,812,686       10,200,000
    175,000   Honeywell International Inc. ..................        5,222,081        7,271,250
     25,100   ITT Corp. .....................................        1,246,573        1,395,811
    425,003   National Patent Development Corp.+ ............        1,047,558          913,757
      6,000   Trinity Industries Inc. .......................           82,100          154,380
    135,650   Tyco International Ltd. .......................        6,166,529        4,750,463
      1,500   Walter Industries Inc. ........................           33,844           71,175
  1,037,100   WHX Corp.+ ....................................        1,988,580        1,451,940
                                                                --------------   --------------
                                                                    37,868,573       35,697,314
                                                                --------------   --------------
              ELECTRONICS -- 1.8%
    600,000   Intel Corp. ...................................       12,298,251       11,238,000
    340,000   LSI Corp.+ ....................................        3,105,578        1,822,400
    180,000   Texas Instruments Inc. ........................        3,980,219        3,870,000
      5,000   Thermo Fisher Scientific Inc.+ ................          127,325          275,000
    130,750   Tyco Electronics Ltd. .........................        4,363,702        3,616,545
                                                                --------------   --------------
                                                                    23,875,075       20,821,945
                                                                --------------   --------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.5%
     30,000   American Electric Power Co. Inc. ..............          932,060        1,110,900
     14,000   DTE Energy Co. ................................          606,560          561,680
     85,000   El Paso Electric Co.+ .........................          670,852        1,785,000
     90,000   FPL Group Inc. ................................        3,906,222        4,527,000
     99,784   Great Plains Energy Inc. ......................        2,475,161        2,217,201
     60,000   Korea Electric Power Corp., ADR ...............          977,409          743,400
     56,087   Mirant Corp.+ .................................          936,815        1,025,831
  1,200,000   Mirant Corp., Escrow+ (a) .....................                0                0
    150,000   Northeast Utilities ...........................        3,148,300        3,847,500
     80,000   The AES Corp.+ ................................          268,400          935,200
     13,333   UIL Holdings Corp. ............................          293,785          457,722
                                                                --------------   --------------
                                                                    14,215,564       17,211,434
                                                                --------------   --------------
              ENERGY AND UTILITIES: INTEGRATED -- 3.3%
     42,000   Allegheny Energy Inc. .........................          404,378        1,544,340
     44,000   BP plc, ADR ...................................        1,030,211        2,207,480
     46,000   CH Energy Group Inc. ..........................        1,881,549        2,004,220
     65,000   Constellation Energy Group Inc. ...............        2,056,712        1,579,500
     44,000   Dominion Resources Inc. .......................        1,932,873        1,882,320
    120,000   DPL Inc. ......................................        3,161,330        2,976,000
    200,000   Duke Energy Corp. .............................        2,462,844        3,486,000

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
    400,000   El Paso Corp. .................................   $    4,614,299   $    5,104,000
     29,000   ENI SpA .......................................          304,221          759,365
      6,269   Iberdrola SA, ADR .............................          312,666          251,493
     25,000   Integrys Energy Group Inc. ....................        1,192,522        1,248,500
     80,000   NSTAR .........................................        1,282,183        2,680,000
     75,000   OGE Energy Corp. ..............................        2,043,450        2,316,000
    100,000   PNM Resources Inc. ............................        1,042,460        1,024,000
     80,000   Progress Energy Inc. ..........................        3,424,284        3,450,400
     15,000   Progress Energy Inc., CVO+ (a) ................            7,800            4,950
      7,200   Public Service Enterprise Group Inc. ..........          156,820          236,088
     38,000   Suncor Energy Inc., New York ..................          992,342        1,601,320
     21,000   Suncor Energy Inc., Toronto ...................          947,001          868,217
     55,000   TECO Energy Inc. ..............................          740,886          865,150
    140,000   Westar Energy Inc. ............................        2,333,669        3,225,600
                                                                --------------   --------------
                                                                    32,324,500       39,314,943
                                                                --------------   --------------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.4%
     17,000   AGL Resources Inc. ............................          328,041          533,460
     40,000   Atmos Energy Corp. ............................        1,012,558        1,064,800
     65,000   National Fuel Gas Co. .........................        2,418,195        2,741,700
     70,000   ONEOK Inc. ....................................        1,559,551        2,408,000
     24,000   Piedmont Natural Gas Co. Inc. .................          394,017          767,040
    110,000   Southern Union Co. ............................        2,047,400        2,271,500
     65,000   Southwest Gas Corp. ...........................        1,365,198        1,966,900
    200,000   Spectra Energy Corp. ..........................        4,249,072        4,760,000
                                                                --------------   --------------
                                                                    13,374,032       16,513,400
                                                                --------------   --------------
              ENERGY AND UTILITIES: OIL -- 6.6%
    140,000   Anadarko Petroleum Corp. ......................        7,573,494        6,791,400
     35,000   Canadian Oil Sands Trust. .....................        1,062,358        1,274,700
    192,000   Chevron Corp. .................................        8,828,069       15,836,160
    187,000   ConocoPhillips ................................        5,471,173       13,697,750
     20,000   Denbury Resources Inc.+ .......................          340,653          380,800
     49,000   Devon Energy Corp. ............................        2,021,181        4,468,800
    149,000   Exxon Mobil Corp. .............................        4,735,083       11,571,340
     30,000   Marathon Oil Corp. ............................        1,359,189        1,196,100
     30,000   Nexen Inc. ....................................          924,468          696,265
      2,000   Niko Resources Ltd. ...........................          114,911          107,512
     94,000   Occidental Petroleum Corp. ....................        3,654,851        6,622,300
     50,000   OPTI Canada Inc.+ .............................        1,074,568          519,145
      9,700   PetroChina Co. Ltd., ADR ......................          666,227          996,481
     88,000   Petroleo Brasileiro SA, ADR ...................        4,512,539        3,867,600
     30,000   Repsol YPF SA, ADR ............................          631,290          889,800
    120,000   Royal Dutch Shell plc, Cl. A, ADR .............        5,536,435        7,081,200
     25,000   StatoilHydro ASA, ADR .........................          327,939          595,000
     17,518   Total SA, ADR .................................          290,563        1,062,992
    170,000   UTS Energy Corp.+ .............................          997,986          202,866
     40,000   WesternZagros Resources Ltd.+ .................          147,109           46,230
                                                                --------------   --------------
                                                                    50,270,086       77,904,441
                                                                --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: SERVICES -- 2.3%
     30,000   ABB Ltd., ADR .................................   $      351,824   $      582,000
     52,000   Cameron International Corp.+ ..................          746,014        2,004,080
    350,000   Halliburton Co. ...............................       10,802,922       11,336,500
     40,000   Oceaneering International Inc.+ ...............        1,762,700        2,132,800
     40,000   Schlumberger Ltd. .............................        1,275,020        3,123,600
     25,000   Transocean Inc.+ ..............................        2,148,203        2,746,000
    175,000   Weatherford International Ltd.+ ...............        3,803,877        4,399,500
                                                                --------------   --------------
                                                                    20,890,560       26,324,480
                                                                --------------   --------------
              ENERGY AND UTILITIES: WATER -- 0.0%
     26,000   Aqua America Inc. .............................          261,350          462,280
     40,000   Suez SA, Strips+ ..............................                0              563
                                                                --------------   --------------
                                                                       261,350          462,843
                                                                --------------   --------------
              ENTERTAINMENT -- 1.5%
     60,000   Grupo Televisa SA, ADR ........................        1,493,782        1,312,200
    100,000   Rank Group plc+ ...............................          318,612          125,782
      2,000   The Walt Disney Co. ...........................           48,366           61,380
    280,000   Time Warner Inc. ..............................        4,338,490        3,670,800
    260,000   Viacom Inc., Cl. A+ ...........................       10,910,554        6,463,600
    185,000   Vivendi .......................................        6,813,381        5,734,940
                                                                --------------   --------------
                                                                    23,923,185       17,368,702
                                                                --------------   --------------
              ENVIRONMENTAL SERVICES -- 0.5%
    200,000   Waste Management Inc. .........................        6,034,603        6,298,000
                                                                --------------   --------------
              EQUIPMENT AND SUPPLIES -- 1.7%
     12,000   A.O. Smith Corp. ..............................          253,183          470,280
     10,000   Danaher Corp. .................................          734,591          694,000
    115,000   Flowserve Corp. ...............................        5,141,384       10,208,550
      6,000   Ingersoll-Rand Co. Ltd., Cl. A ................          120,853          187,020
      1,500   Minerals Technologies Inc. ....................           37,937           89,040
     40,000   Mueller Industries Inc. .......................        1,650,585          920,400
      7,609   Mueller Water Products Inc., Cl. B ............          111,552           49,459
     12,000   Parker Hannifin Corp. .........................          459,607          636,000
    100,000   Tenaris SA, ADR ...............................        4,514,368        3,729,000
  1,000,000   Tomkins plc ...................................        4,862,592        2,733,431
                                                                --------------   --------------
                                                                    17,886,652       19,717,180
                                                                --------------   --------------
              FINANCIAL SERVICES -- 11.1%
      6,324   Alleghany Corp.+ ..............................        1,036,283        2,308,260
    220,000   American Express Co. ..........................        9,953,228        7,794,600
     15,000   Ameriprise Financial Inc. .....................          508,947          573,000
     23,990   Argo Group International Holdings Ltd.+ .......          741,793          884,032
     25,000   Banco Popular Espanol SA ......................          185,939          291,766
      2,000   Banco Santander Chile SA, ADR .................           29,250           85,580
     18,000   Banco Santander SA, ADR .......................           64,963          270,360
    138,000   Bank of America Corp. .........................        4,272,294        4,830,000
      8,825   BNP Paribas ...................................          362,345          820,965

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
    600,000   Citigroup Inc. ................................   $   26,817,883   $   12,306,000
     40,000   Commerzbank AG, ADR ...........................          855,073          607,372
     34,000   Deutsche Bank AG ..............................        1,919,040        2,474,860
    100,000   Discover Financial Services ...................        1,855,454        1,382,000
    200,300   Federal National Mortgage Association .........          192,571          306,459
     29,000   Fidelity Southern Corp. .......................          284,963          125,280
     40,000   Freddie Mac ...................................           32,375           68,400
    190,000   H&R Block Inc. ................................        4,287,693        4,322,500
     24,000   Huntington Bancshares Inc. ....................          380,604          191,760
     50,000   Janus Capital Group Inc. ......................        1,357,742        1,214,000
    161,199   JPMorgan Chase & Co. ..........................        5,935,036        7,527,993
     12,000   KeyCorp .......................................          206,662          143,280
     95,000   Legg Mason Inc. ...............................        5,620,713        3,615,700
     31,000   Leucadia National Corp. .......................          381,995        1,408,640
     98,000   Loews Corp. ...................................        4,757,534        3,870,020
     77,000   M&T Bank Corp. ................................        6,429,185        6,872,250
      2,000   Manulife Financial Corp. ......................           24,694           73,380
    424,000   Marsh & McLennan Companies Inc. ...............       12,903,452       13,466,240
    135,000   Merrill Lynch & Co., Inc. .....................        5,694,631        3,415,500
     10,000   Moody's Corp. .................................          171,765          340,000
     55,000   Morgan Stanley ................................        2,800,150        1,265,000
      6,000   Northern Trust Corp. ..........................           60,300          433,200
     45,000   PNC Financial Services Group Inc. .............        1,905,739        3,361,500
     40,000   Popular Inc. ..................................          738,913          331,600
        500   Raiffeisen International Bank Holding AG ......           28,874           35,174
    145,000   SLM Corp.+ ....................................        3,534,953        1,789,300
    500,000   Sovereign Bancorp Inc. ........................        4,789,872        1,975,000
    200,000   Sterling Bancorp ..............................        3,013,936        2,892,000
     12,000   SunTrust Banks Inc. ...........................          251,737          539,880
     50,000   T. Rowe Price Group Inc. ......................        1,388,039        2,685,500
     80,000   TD Ameritrade Holding Corp.+ ..................        1,479,382        1,296,000
      1,000   The Allstate Corp. ............................           33,300           46,120
    100,509   The Bank of New York Mellon Corp. .............        3,075,094        3,274,583
      5,000   The Charles Schwab Corp. ......................           77,500          130,000
      2,000   The Dun & Bradstreet Corp. ....................           20,476          188,720
     11,000   The Goldman Sachs Group Inc. ..................        1,581,630        1,408,000
     50,000   The Phoenix Companies Inc. ....................          650,511          462,000
      2,000   The Student Loan Corp. ........................          210,503          186,000
     36,000   The Travelers Companies Inc. ..................        1,428,424        1,627,200
     40,000   Unitrin Inc. ..................................        1,156,156          997,600
    150,000   Waddell & Reed Financial Inc., Cl. A ..........        3,634,564        3,712,500
    480,000   Wells Fargo & Co. .............................       14,735,177       18,014,400
     95,000   Wilmington Trust Corp. ........................        2,924,219        2,738,850
                                                                --------------   --------------
                                                                   146,783,556      130,980,324
                                                                --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 17.2%
    300,000   Anheuser-Busch Companies Inc. .................   $   16,466,054   $   19,464,000
     52,000   Brown-Forman Corp., Cl. A .....................        3,213,594        3,692,000
     99,200   Cadbury plc, ADR ..............................        4,047,997        4,061,248
     90,000   Campbell Soup Co. .............................        2,648,894        3,474,000
     40,000   Coca-Cola Amatil Ltd., ADR ....................          246,844          520,608
     10,000   Coca-Cola Femsa SAB de CV, ADR ................          263,508          504,600
     36,000   Constellation Brands Inc., Cl. A+ .............          675,620          772,560
     16,000   Corn Products International Inc. ..............          197,588          516,480
    160,000   Dean Foods Co.+ ...............................        3,531,499        3,737,600
     75,000   Del Monte Foods Co. ...........................          754,462          585,000
     60,000   Diageo plc, ADR ...............................        2,617,330        4,131,600
     80,000   Dr. Pepper Snapple Group Inc.+ ................        1,783,182        2,118,400
    132,000   Fomento Economico Mexicano SAB de CV, ADR .....        2,840,258        5,034,480
    210,000   General Mills Inc. ............................       10,507,932       14,431,200
    125,000   Groupe Danone .................................        6,828,870        8,798,727
    900,000   Grupo Bimbo SAB de CV, Cl. A ..................        2,841,250        5,661,775
    100,000   H.J. Heinz Co. ................................        3,517,498        4,997,000
    105,000   Heineken NV ...................................        4,763,391        4,189,919
    200,000   ITO EN Ltd. ...................................        4,311,208        2,555,592
     30,000   ITO EN Ltd., Preference .......................          697,890          309,153
      5,000   Kellogg Co. ...................................          149,740          280,500
    440,000   Kraft Foods Inc., Cl. A .......................       13,435,708       14,410,000
     15,000   Metro Inc., Cl. A .............................          422,865          435,236
    100,000   Nestle SA .....................................        2,083,075        4,287,493
    145,000   Nissin Food Products Co. Ltd. .................        4,896,124        5,126,228
    150,000   PepsiAmericas Inc. ............................        3,445,659        3,108,000
     12,000   PepsiCo Inc. ..................................          754,328          855,240
     27,008   Pernod-Ricard SA ..............................        2,300,069        2,348,985
     35,000   Remy Cointreau SA .............................        2,060,746        1,634,874
     50,000   Sapporo Holdings Ltd. .........................          510,013          363,406
    365,000   The Coca-Cola Co. .............................       16,799,135       19,301,200
     75,000   The Hershey Co. ...............................        3,190,083        2,965,500
     55,600   Tootsie Roll Industries Inc. ..................        1,398,580        1,607,396
    328,000   Tyson Foods Inc., Cl. A .......................        5,313,279        3,916,320
      1,000   Wimm-Bill-Dann Foods OJSC, ADR+ ...............           73,890           71,000
    600,000   Wm. Wrigley Jr. Co. ...........................       46,811,999       47,640,000
        750   Wm. Wrigley Jr. Co., Cl. B ....................           41,831           59,250
    135,000   YAKULT HONSHA Co. Ltd. ........................        3,659,573        4,150,722
                                                                --------------   --------------
                                                                   180,101,566      202,117,292
                                                                --------------   --------------
              HEALTH CARE -- 9.3%
     15,000   Abbott Laboratories ...........................          584,062          863,700
    155,000   Advanced Medical Optics Inc.+ .................        4,586,384        2,755,900

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
     25,000   Aetna Inc. ....................................   $      890,584   $      902,750
    114,000   Baxter International Inc. .....................        4,305,228        7,481,820
    100,000   Becton Dickinson & Co. ........................        6,601,932        8,026,000
    260,000   Boston Scientific Corp.+ ......................        3,744,288        3,190,200
     72,000   Bristol-Myers Squibb Co. ......................        1,764,132        1,501,200
     57,000   Covidien Ltd. .................................        2,284,331        3,064,320
    140,000   Eli Lilly & Co. ...............................        7,861,239        6,164,200
     11,276   GlaxoSmithKline plc, ADR ......................          515,984          490,055
     22,000   Henry Schein Inc.+ ............................          566,365        1,184,480
    105,000   Hospira Inc.+ .................................        3,804,994        4,011,000
    300,000   Johnson & Johnson .............................       19,025,376       20,784,000
      5,000   Laboratory Corp. of America Holdings+ .........          369,051          347,500
     35,000   Medco Health Solutions Inc.+ ..................          909,196        1,575,000
    110,000   Merck & Co. Inc. ..............................        3,523,449        3,471,600
      5,000   Nobel Biocare Holding AG ......................          139,480          164,828
    140,000   Novartis AG, ADR ..............................        7,727,317        7,397,600
     30,000   Patterson Companies Inc.+ .....................        1,080,112          912,300
    840,000   Pfizer Inc. ...................................       22,236,809       15,489,600
    150,000   Schering-Plough Corp. .........................        2,759,763        2,770,500
     60,000   St. Jude Medical Inc.+ ........................        2,658,826        2,609,400
    760,000   Tenet Healthcare Corp.+ .......................        5,275,489        4,218,000
    260,000   UnitedHealth Group Inc. .......................       11,539,968        6,601,400
     18,000   William Demant Holding A/S+ ...................          880,509          798,113
     40,000   Zimmer Holdings Inc.+ .........................        2,544,804        2,582,400
                                                                --------------   --------------
                                                                   118,179,672      109,357,866
                                                                --------------   --------------
              HOTELS AND GAMING -- 1.4%
    110,000   International Game Technology .................        2,738,470        1,889,800
    529,411   Ladbrokes plc .................................        7,677,932        1,755,354
     96,000   Las Vegas Sands Corp.+ ........................        6,044,609        3,466,560
    306,000   MGM Mirage+ ...................................       16,885,690        8,721,000
     40,000   Starwood Hotels & Resorts Worldwide Inc. ......        1,100,856        1,125,600
                                                                --------------   --------------
                                                                    34,447,557       16,958,314
                                                                --------------   --------------
              MACHINERY -- 1.2%
      6,000   Caterpillar Inc. ..............................           35,181          357,600
    275,000   Deere & Co. ...................................       14,601,291       13,612,500
                                                                --------------   --------------
                                                                    14,636,472       13,970,100
                                                                --------------   --------------
              MANUFACTURED HOUSING -- 0.1%
    250,000   Champion Enterprises Inc.+ ....................        1,828,625        1,387,500
                                                                --------------   --------------
              METALS AND MINING -- 1.7%
    200,000   Alcoa Inc. ....................................        6,667,814        4,516,000
      7,000   Carpenter Technology Corp. ....................          300,309          179,550
     27,000   Fording Canadian Coal Trust ...................          179,580        2,214,038
     60,000   Freeport-McMoRan Copper & Gold Inc. ...........        1,769,462        3,411,000
    195,000   Newmont Mining Corp. ..........................        7,983,095        7,558,200
     40,000   Peabody Energy Corp. ..........................        1,610,267        1,800,000
                                                                --------------   --------------
                                                                    18,510,527       19,678,788
                                                                --------------   --------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 0.3%
      5,000   Idearc Inc. ...................................   $       23,800   $        6,250
     40,000   Lee Enterprises Inc. ..........................          319,337          140,000
      6,016   News Corp., Cl. B .............................           70,881           73,095
     60,000   PagesJaunes Groupe SA .........................        1,664,637          822,716
        406   Seat Pagine Gialle SpA+ .......................            1,350               39
     30,633   The E.W. Scripps Co., Cl. A ...................          293,839          216,575
     35,000   The McGraw-Hill Companies Inc. ................        1,280,632        1,106,350
     22,000   The New York Times Co., Cl. A .................          573,269          314,380
      1,200   The Washington Post Co., Cl. B ................          700,030          668,112
      2,000   Value Line Inc. ...............................           84,436           66,980
                                                                --------------   --------------
                                                                     5,012,211        3,414,497
                                                                --------------   --------------
              REAL ESTATE -- 0.0%
      7,000   Griffin Land & Nurseries Inc. .................          137,444          259,560
                                                                --------------   --------------
              RETAIL -- 5.2%
     18,000   Copart Inc.+ ..................................          535,865          684,000
    200,000   Costco Wholesale Corp. ........................       10,357,003       12,986,000
    335,000   CVS Caremark Corp. ............................       12,535,302       11,276,100
     36,500   Ingles Markets Inc., Cl. A ....................          846,958          833,295
      3,100   Longs Drug Stores Corp. .......................          220,844          234,484
    185,000   Macy's Inc. ...................................        4,670,938        3,326,300
    150,000   Safeway Inc. ..................................        3,114,997        3,558,000
        500   Sears Holdings Corp.+ .........................           40,732           46,750
    100,000   SUPERVALU Inc. ................................        2,935,535        2,170,000
    180,000   The Great Atlantic & Pacific Tea Co. Inc.+ ....        4,222,332        1,947,600
     70,000   The Home Depot Inc. ...........................        2,094,086        1,812,300
     70,000   Tractor Supply Co.+ ...........................        2,592,074        2,943,500
    225,000   Wal-Mart Stores Inc. ..........................       10,655,134       13,475,250
    120,000   Walgreen Co. ..................................        4,460,071        3,715,200
     10,000   Weis Markets Inc. .............................          300,480          360,100
    120,000   Whole Foods Market Inc. .......................        4,285,222        2,403,600
                                                                --------------   --------------
                                                                    63,867,573       61,772,479
                                                                --------------   --------------
              SPECIALTY CHEMICALS -- 3.5%
     44,000   Albemarle Corp. ...............................          576,219        1,356,960
        437   Arkema, ADR ...................................            8,969           15,806
     30,000   Ashland Inc. ..................................        1,880,605          877,200
    210,000   Chemtura Corp. ................................        1,963,900          957,600
     75,000   E.I. du Pont de Nemours & Co. .................        3,506,768        3,022,500
    120,000   Ferro Corp. ...................................        2,375,006        2,412,000
      2,000   FMC Corp. .....................................           64,790          102,780
     20,000   H.B. Fuller Co. ...............................          413,172          417,400
    147,800   Hercules Inc. .................................        2,103,967        2,924,962
     70,000   International Flavors & Fragrances Inc. .......        3,373,184        2,762,200
      3,500   NewMarket Corp. ...............................           13,508          183,960
    100,000   Omnova Solutions Inc.+ ........................          667,863          199,000
      4,000   Quaker Chemical Corp. .........................           79,615          113,840
    315,000   Rohm & Haas Co. ...............................       18,860,119       22,050,000

  SHARES/                                                                            MARKET
   UNITS                                                             COST             VALUE
-----------                                                     --------------   --------------
     50,000   Sensient Technologies Corp. ...................   $    1,035,110   $    1,406,500
     85,000   The Dow Chemical Co. ..........................        3,720,650        2,701,300
      4,000   Zep Inc. ......................................           17,026           70,560
                                                                --------------   --------------
                                                                    40,660,471       41,574,568
                                                                --------------   --------------
              TELECOMMUNICATIONS -- 3.7%
    365,000   AT&T Inc. .....................................        9,790,048       10,190,800
    180,000   BCE Inc. ......................................        4,907,738        6,247,800
      4,495   Bell Aliant Regional Communications Income
                 Fund (a)(b) ................................          117,429          112,330
    200,000   BT Group plc ..................................          825,179          572,820
     30,000   BT Group plc, ADR .............................        1,006,938          870,300
    140,000   Cable & Wireless plc ..........................          273,765          411,926
     45,000   CenturyTel Inc. ...............................        1,481,395        1,649,250
    350,000   Cincinnati Bell Inc.+ .........................        1,886,497        1,081,500
    335,000   Deutsche Telekom AG, ADR ......................        5,919,077        5,102,050
      5,360   FairPoint Communications Inc. .................           49,106           46,471
     15,000   France Telecom SA, ADR ........................          436,434          420,150
    140,000   Qwest Communications International Inc. .......          582,200          452,200
    330,000   Sprint Nextel Corp. ...........................        5,235,139        2,013,000
      3,300   Telecom Italia SpA, ADR .......................           31,072           49,236
      8,195   Telefonica SA, ADR ............................           80,699          585,861
    144,500   Telephone & Data Systems Inc. .................        5,307,372        5,165,875
     12,000   TELUS Corp. ...................................          185,454          438,280
     18,000   TELUS Corp., Non-Voting, ADR ..................          874,021          640,080
    225,000   Verizon Communications Inc. ...................        8,241,287        7,220,250
      5,000   Windstream Corp. ..............................           43,990           54,700
                                                                --------------   --------------
                                                                    47,274,840       43,324,879
                                                                --------------   --------------
              TRANSPORTATION -- 0.4%
      5,000   Burlington Northern
              Santa Fe Corp. ................................          444,482          462,150
    115,000   GATX Corp. ....................................        4,379,544        4,550,550
                                                                --------------   --------------
                                                                     4,824,026        5,012,700
                                                                --------------   --------------
              WIRELESS COMMUNICATIONS -- 0.3%
      2,600   NTT DoCoMo Inc. ...............................        3,779,517        4,104,556
                                                                --------------   --------------
              TOTAL COMMON STOCKS ...........................    1,133,309,460    1,160,577,708
                                                                --------------   --------------
              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              COMMUNICATIONS EQUIPMENT -- 0.1%
      1,100   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd. ............................          759,000          429,000
                                                                --------------   --------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.0%
        300   El Paso Corp., 4.990% Cv. Pfd. (b) ............          293,192          316,409
                                                                --------------   --------------
              ENTERTAINMENT -- 0.0%
      3,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+ ...........................            5,310           39,000
                                                                --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                                     MARKET
   SHARES                                                            COST             VALUE
-----------                                                     --------------   --------------
              CONVERTIBLE PREFERRED STOCKS (CONTINUED)
              TELECOMMUNICATIONS -- 0.1%
     33,000   Cincinnati Bell Inc., 6.750% Cv. Pfd.,
                 Ser. B .....................................   $      918,894   $    1,140,150
                                                                --------------   --------------
              TOTAL CONVERTIBLE PREFERRED STOCKS ............        1,976,396        1,924,559
                                                                --------------   --------------
              WARRANTS -- 0.0%
              BROADCASTING -- 0.0%
        330   Granite Broadcasting Corp., Ser. A, expire
                 06/04/12+ ..................................                0               36
        330   Granite Broadcasting Corp., Ser. B, expire
                 06/04/12+ ..................................                0               83
                                                                --------------   --------------
              TOTAL WARRANTS  ...............................                0              119
                                                                --------------   --------------

 PRINCIPAL
  AMOUNT
-----------
              CORPORATE BONDS -- 0.9%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
$   800,000   Standard Motor Products Inc., Sub. Deb. Cv.,
                 6.750%, 07/15/09 ...........................          769,417          766,000
                                                                --------------   --------------
              BROADCASTING -- 0.2%
    350,000   Sinclair Broadcast Group Inc., Cv. (STEP),
                 4.875%, 07/15/18 ...........................          330,214          319,375
  2,200,000   Sinclair Broadcast Group Inc., Sub. Deb. Cv.,
                 6.000%, 09/15/12 ...........................        1,914,071        1,883,750
    200,000   Young Broadcasting Inc., Sub. Deb., 10.000%,
                 03/01/11 ...................................          155,904           30,000
                                                                --------------   --------------
                                                                     2,400,189        2,233,125
                                                                --------------   --------------
              BUSINESS SERVICES -- 0.0%
    100,000   BBN Corp., Sub. Deb. Cv., 6.000%,
                 04/01/12+ (a) ..............................           97,499                0
                                                                --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
  4,000,000   Agere Systems Inc., Sub. Deb. Cv., 6.500%,
                 12/15/09 ...................................        3,967,745        4,060,000
                                                                --------------   --------------
              RETAIL -- 0.3%
  4,100,000   The Great Atlantic & Pacific Tea Co. Inc.,
                 Cv., 5.125%, 06/15/11 ......................        4,076,140        2,987,875
                                                                --------------   --------------

 PRINCIPAL                                                                           MARKET
  AMOUNT                                                             COST             VALUE
-----------                                                     --------------   --------------
              TELECOMMUNICATIONS -- 0.0%
$   200,000   Williams Communications Group Inc., Escrow,
                 10.875%, 10/01/09+ (a) .....................   $            0   $            0
                                                                --------------   --------------
              TOTAL CORPORATE BONDS .........................       11,310,990       10,047,000
                                                                --------------   --------------
              U.S. GOVERNMENT OBLIGATIONS -- 1.5%
              U.S. TREASURY BILLS -- 1.0%
 11,898,000   U.S. Treasury Bills, 1.484% to 1.797%++,
                 10/16/08 to 01/15/09 .......................       11,863,928       11,882,871
                                                                --------------   --------------
              U.S. TREASURY NOTES -- 0.5%
  4,300,000      4.500%, 04/30/09 ...........................        4,382,374        4,370,885
  1,850,000      4.750%, 12/31/08 ...........................        1,869,728        1,867,779
                                                                --------------   --------------
                                                                     6,252,102        6,238,664
                                                                --------------   --------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS .............       18,116,030       18,121,535
                                                                --------------   --------------
              TOTAL INVESTMENTS -- 101.1% ...................   $1,164,712,876    1,190,670,921
                                                                ==============
              OTHER ASSETS AND LIABILITIES (NET) -- (1.1)% ..                       (12,388,058)
                                                                                 --------------
              NET ASSETS -- 100.0% ..........................                    $1,178,282,863
                                                                                 ==============

----------
(a) Securities fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2008, the market value of fair valued securities amounted to $117,280 or 0.01% of net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the market value of Rule 144A securities amounted to $428,739 or 0.04% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

CVO  Contingent Value Obligation

STEP Step coupon bond. The rate disclosed is that in effect at September 30, 2008.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

ASSETS:
   Investments, at value (cost $1,164,712,876) .........   $1,190,670,921
   Cash ................................................              800
   Receivable for investments sold .....................        3,218,765
   Receivable for Fund shares sold .....................        3,499,654
   Dividends and interest receivable ...................        2,063,983
   Prepaid expenses ....................................           49,007
                                                           --------------
   TOTAL ASSETS ........................................    1,199,503,130
                                                           --------------
LIABILITIES:
   Payable for investments purchased ...................       16,118,575
   Payable for Fund shares redeemed ....................        3,234,601
   Payable for investment advisory fees ................        1,020,373
   Payable for distribution fees .......................          267,005
   Payable for accounting fees .........................            7,500
   Unrealized depreciation on swap contracts ...........           30,877
   Other accrued expenses ..............................          541,336
                                                           --------------
   TOTAL LIABILITIES ...................................       21,220,267
                                                           --------------
   NET ASSETS applicable to 65,504,519
      shares outstanding ...............................   $1,178,282,863
                                                           ==============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .....   $1,170,062,133
   Accumulated net investment income ...................           68,657
   Accumulated distributions in excess of net
      realized gain on investments, swap contracts,
      and foreign currency transactions ................      (17,769,231)
   Net unrealized appreciation on investments ..........       25,958,045
   Net unrealized depreciation on swap contracts .......          (30,877)
   Net unrealized depreciation on foreign
      currency translations ............................           (5,864)
                                                           --------------
   NET ASSETS ..........................................   $1,178,282,863
                                                           ==============
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($1,135,542,838 / 63,086,231 shares
      outstanding; 150,000,000 shares authorized) ......   $        18.00
                                                           ==============
   CLASS A:
   Net Asset Value and redemption price per share
      ($22,978,541 / 1,280,346 shares outstanding;
      50,000,000 shares authorized) ....................   $        17.95(a)
                                                           ==============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75% of
      the offering price) ..............................   $        19.05(a)
                                                           ==============
   CLASS B:
   Net Asset Value and offering price per share
      ($252,191 / 14,548 shares outstanding;
      50,000,000 shares authorized) ....................   $        17.34(b)
                                                           ==============
   CLASS C:
   Net Asset Value and offering price per share
      ($18,547,337 / 1,070,065 shares outstanding;
      50,000,000 shares authorized) ....................   $        17.33(b)
                                                           ==============
   CLASS I:
   Net Asset Value, offering, and redemption price
      per share ($961,956 / 53,329 shares outstanding;
      50,000,000 shares authorized) ....................   $        18.04
                                                           ==============

----------
(a) Shareholder transactions may have been processed at a different net asset value.

(b)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $579,453) ........   $   26,275,560
   Interest ............................................        2,648,453
                                                           --------------
   TOTAL INVESTMENT INCOME .............................       28,924,013
                                                           --------------
EXPENSES:
   Investment advisory fees ............................       12,539,690
   Distribution fees - Class AAA .......................        3,035,251
   Distribution fees - Class A .........................           49,283
   Distribution fees - Class B .........................            3,264
   Distribution fees - Class C .........................          192,315
   Shareholder services fees ...........................        1,319,607
   Shareholder communications expenses .................          382,191
   Custodian fees ......................................          223,199
   Registration expenses ...............................          100,161
   Legal and audit fees ................................           91,469
   Accounting fees .....................................           45,000
   Directors' fees .....................................           36,581
   Interest expense ....................................              250
   Miscellaneous expenses ..............................           92,042
                                                           --------------
   TOTAL EXPENSES ......................................       18,110,303
   Less: Custodian fee credits .........................          (10,842)
                                                           --------------
   NET EXPENSES ........................................       18,099,461
                                                           --------------
   NET INVESTMENT INCOME ...............................       10,824,552
                                                           --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
   INVESTMENTS, SWAP CONTRACTS, AND
   FOREIGN CURRENCY:
   Net realized loss on investments ....................       (8,933,270)
   Net realized loss on swap contracts .................         (278,646)
   Net realized gain on foreign
      currency transactions ............................           14,715
                                                           --------------
   Net realized loss on investments, swap contracts,
      and foreign currency transactions ................       (9,197,201)
                                                           --------------
   Net change in unrealized appreciation/
      (depreciation) on investments ....................     (265,150,188)
   Net change in unrealized appreciation/
      (depreciation) on swap contracts .................          (15,553)
   Net change in unrealized appreciation/
      (depreciation) on foreign currency translations              (8,101)
                                                           --------------
   Net change in unrealized appreciation/
      (depreciation) on investments, swap contracts,
      and foreign currency translations ................     (265,173,842)
                                                           --------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS, SWAP
   CONTRACTS, AND FOREIGN CURRENCY .....................     (274,371,043)
                                                           --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $ (263,546,491)
                                                           ==============


                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR ENDED           YEAR ENDED
                                                           SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                           ------------------   ------------------
OPERATIONS:
   Net investment income ...............................     $   10,824,552       $   10,235,599
   Net realized gain/(loss) on investments, swap
      contracts, and foreign currency transactions .....         (9,197,201)          25,662,276
   Net change in unrealized appreciation/(depreciation)
      on investments, swap contracts, and foreign
      currency translations ............................       (265,173,842)         129,138,838
                                                             --------------       --------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS .......................................       (263,546,491)         165,036,713
                                                             --------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ........................................        (10,546,445)         (10,622,391)
      Class A ..........................................           (176,682)            (122,443)
      Class B ..........................................             (2,809)              (3,257)
      Class C ..........................................           (173,060)            (146,754)
      Class I ..........................................             (5,950)                  --
                                                             --------------       --------------
                                                                (10,904,946)         (10,894,845)
                                                             --------------       --------------
   Net realized gain on investments
      Class AAA ........................................        (21,351,419)         (25,511,616)
      Class A ..........................................           (316,681)            (276,274)
      Class B ..........................................             (6,167)             (11,191)
      Class C ..........................................           (328,750)            (275,224)
                                                             --------------       --------------
                                                                (22,003,017)         (26,074,305)
                                                             --------------       --------------
   Return of capital
      Class AAA ........................................         (9,231,544)                  --
      Class A ..........................................           (154,376)                  --
      Class B ..........................................             (2,462)                  --
      Class C ..........................................           (151,338)                  --
      Class I ..........................................             (5,126)                  --
                                                             --------------       --------------
                                                                 (9,544,846)                  --
                                                             --------------       --------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................        (42,452,809)         (36,969,150)
                                                             --------------       --------------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ........................................        239,884,656          271,771,201
      Class A ..........................................         12,798,114            5,538,183
      Class B ..........................................            (12,254)             (51,212)
      Class C ..........................................          6,182,277            7,800,453
      Class I ..........................................          1,135,297                   --
                                                             --------------       --------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE
      TRANSACTIONS .....................................        259,988,090          285,058,625
                                                             --------------       --------------
   REDEMPTION FEES .....................................              7,092               10,314
                                                             --------------       --------------
   NET INCREASE/(DECREASE) IN NET ASSETS ...............        (46,004,118)         413,136,502
NET ASSETS:
   Beginning of period .................................      1,224,286,981          811,150,479
                                                             --------------       --------------
   End of period (including undistributed net investment
      income of $68,657 and $0, respectively) ..........     $1,178,282,863       $1,224,286,981
                                                             ==============       ==============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                               FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                         --------------------------------------  ----------------------------------------------
                                           Net
              Net Asset               Realized and      Total                    Net
   Period       Value,       Net       Unrealized       from         Net      Realized     Return
    Ended     Beginning  Investment  Gain (Loss) on  Investment  Investment    Gain on       of       Total
September 30  of Period   Income(a)    Investments   Operations    Income    Investments  Capital  Distribution
------------  ---------  ----------  --------------  ----------  ----------  -----------  -------  ------------
CLASS AAA
   2008         $22.98      $0.18        $(4.43)       $(4.25)     $(0.17)     $(0.40)    $(0.16)     $(0.73)
   2007          20.23       0.22          3.37          3.59       (0.39)      (0.45)        --       (0.84)
   2006          18.72       0.38          1.68          2.06       (0.36)      (0.19)        --       (0.55)
   2005          16.73       0.24          2.41          2.65       (0.24)      (0.42)        --       (0.66)
   2004          14.60       0.23          2.26          2.49       (0.27)      (0.09)        --       (0.36)
CLASS A
   2008         $22.91      $0.18        $(4.41)       $(4.23)     $(0.17)     $(0.40)    $(0.16)     $(0.73)
   2007          20.17       0.22          3.36          3.58       (0.39)      (0.45)        --       (0.84)
   2006          18.66       0.39          1.67          2.06       (0.36)      (0.19)        --       (0.55)
   2005          16.72       0.20          2.43          2.63       (0.27)      (0.42)        --       (0.69)
   2004(d)       16.40       0.16          0.43          0.59       (0.20)      (0.07)        --       (0.27)
CLASS B
   2008         $22.32      $0.02        $(4.27)       $(4.25)     $(0.17)     $(0.40)    $(0.16)     $(0.73)
   2007          19.82       0.06          3.28          3.34       (0.39)      (0.45)        --       (0.84)
   2006          18.48       0.36          1.53          1.89       (0.36)      (0.19)        --       (0.55)
   2005          16.62       0.04          2.46          2.50       (0.22)      (0.42)        --       (0.64)
   2004(d)       16.40       0.07          0.42          0.49       (0.20)      (0.07)        --       (0.27)
CLASS C
   2008         $22.31      $0.03        $(4.28)       $(4.25)     $(0.17)     $(0.40)    $(0.16)     $(0.73)
   2007          19.81       0.05          3.29          3.34       (0.39)      (0.45)        --       (0.84)
   2006          18.47       0.24          1.65          1.89       (0.36)      (0.19)        --       (0.55)
   2005          16.64       0.07          2.43          2.50       (0.25)      (0.42)        --       (0.67)
   2004(d)       16.40       0.08          0.43          0.51       (0.20)      (0.07)        --       (0.27)
CLASS I
   2008(f)      $21.42      $0.19        $(3.30)       $(3.11)     $(0.14)         --     $(0.13)     $(0.27)

                                                       RATIOS TO AVERAGE NET ASSETS/
                                                             SUPPLEMENTAL DATA
                                               ---------------------------------------------
                                                   Net
                          Net Asset              Assets
   Period                   Value,               End of        Net                 Portfolio
    Ended     Redemption    End of     Total     Period    Investment  Operating    Turnover
September 30    Fees(a)     Period    Return+  (in 000's)    Income     Expenses     Rate++
------------  ----------  ---------  --------  ----------  ----------  ---------   ---------
CLASS AAA
   2008        $ 0.00(b)    $18.00    (18.95)% $1,135,543     0.87%    1.43%(c)        22%
   2007          0.00(b)     22.98     18.19    1,191,351     1.01     1.43(c)         12
   2006          0.00(b)     20.23     11.25      794,375     1.98     1.46(c)         14
   2005          0.00(b)     18.72     16.09      580,081     1.33     1.46            11
   2004            --        16.73     17.13      355,321     1.42     1.49            12
CLASS A
   2008        $ 0.00(b)    $17.95    (18.92)% $   22,979     0.88%    1.43%(c)        22%
   2007          0.00(b)     22.91     18.20       15,313     1.00     1.43(c)         12
   2006          0.00(b)     20.17     11.29        8,379     2.02     1.46(c)         14
   2005          0.00(b)     18.66     15.99        3,644     1.08     1.50            11
   2004(d)         --        16.72      3.62          124     1.33(e)  1.49(e)         12
CLASS B
   2008        $ 0.00(b)    $17.34    (19.54)% $      252     0.12%    2.18%(c)        22%
   2007          0.00(b)     22.32     17.28          344     0.29     2.18(c)         12
   2006          0.00(b)     19.82     10.46          352     1.91     2.21(c)         14
   2005          0.00(b)     18.48     15.28           32     0.20     2.22            11
   2004(d)         --        16.62      3.00            1     0.56(e)  2.24(e)         12
CLASS C
   2008        $ 0.00(b)    $17.33    (19.55)% $   18,547     0.13%    2.18%(c)        22%
   2007          0.00(b)     22.31     17.29       17,279     0.24     2.18(c)         12
   2006          0.00(b)     19.81     10.46        8,044     1.26     2.21(c)         14
   2005          0.00(b)     18.47     15.24        3,374     0.37     2.24            11
   2004(d)         --        16.64      3.13           79     0.62(e)  2.24(e)         12
CLASS I
   2008(f)     $ 0.00(b)    $18.04    (14.65)% $      962     1.31%(e) 1.18%(c)(e)     22%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been 20%, 34%, 26%, and 15%, respectively.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b)  Amount represents less than $0.005 per share.

(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2006 would have been 1.45%, 1.45%, 2.20%, and 2.20% for Class AAA, Class A, Class B, and Class C, respectively. For the fiscal years ended September 30, 2008 and 2007, the effect of the custodian fee credits was minimal.

(d) From the commencement of offering Class A, Class B, and Class C Shares on December 31, 2003.

(e)  Annualized.

(f) From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Effective March 16, 2008, Bear, Stearns International Limited entered into a Guaranty Agreement with JPMorgan Chase & Co., whereby JPMorgan Chase & Co. unconditionally guaranties the due and punctual payment of certain liabilities of Bear, Stearns International Limited, including the current liabilities of Bear, Stearns International Limited to the Fund. As of September 30, 2008, the Fund held contract for difference swaps with Bear, Stearns International Limited which are covered by the JPMorgan Chase & Co. Guaranty Agreement as of the date of the report. Details of the swaps at September 30, 2008 are as follows:


                                                                                                 NET
       NOTIONAL                EQUITY SECURITY           INTEREST RATE/        TERMINATION    UNREALIZED
        AMOUNT                     RECEIVED           EQUITY SECURITY PAID         DATE      DEPRECIATION
       -------              ---------------------   ------------------------   -----------   -------------
                                Market Value          Overnight LIBOR plus
                              Appreciation on:      40 bps plus Market Value
                                                         Depreciation on:
$188,919 (140,000 Shares)      Rank Group plc             Rank Group plc        05/15/09       $(13,149)
 137,140 (20,000 Shares)    Rolls-Royce Group plc      Rolls-Royce Group plc    02/17/09        (17,728)
                                                                                               --------
                                                                                               $(30,877)
                                                                                               ========

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2008, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of September 30, 2008.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/loss on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2008, reclassifications were made to decrease accumulated distributions in excess of net investment income by $9,672,345 and increase accumulated distributions in excess of net realized gain on investments by $127,499, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2008 and September 30, 2007 was as follows:

                                                    YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains)...       $11,894,382          $20,253,574
Net long-term capital gains..................        21,013,581           16,715,576
Return of capital............................         9,544,846                   --
                                                    -----------          -----------
Total distributions paid.....................       $42,452,809          $36,969,150
                                                    ===========          ===========

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The Fund currently intends to pay $0.03 per share on a monthly basis.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2008, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation...........   $13,545,730
Post-October capital loss deferral....    (5,378,169)
Other temporary differences*..........        53,169
                                         -----------
   Total accumulated earnings.........   $ 8,220,730
                                         ===========

----------
* Other temporary differences are primarily due to return of capital adjustments, mark to market adjustments on swaps, and basis adjustments to hybrid income.

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2008, the Fund deferred capital losses of $5,378,169.

At September 30, 2008, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales and basis adjustments on investments in partnerships.


The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2008:

                                         GROSS            GROSS       NET UNREALIZED
                                       UNREALIZED      UNREALIZED      APPRECIATION
                          COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                     --------------   ------------   --------------   --------------
Investments.......   $1,177,088,450   $178,614,965   $(165,032,494)     $13,582,471
Swap contracts....               --             --         (30,877)         (30,877)
                     --------------   ------------   -------------      -----------
                     $1,177,088,450   $178,614,965   $(165,063,371)     $13,551,594
                     ==============   ============   =============      ===========

The Fund has adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Each of the tax years in the three-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $505,561,671 and $255,378,848, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the fiscal year ended September 30, 2008, other than short-term obligations, aggregated $9,181,279 and $2,887,000, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2008, the Fund paid brokerage commissions on security trades of $551,673 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $41,811 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended September 30, 2008, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2008 and September 30, 2007, amounted to $7,092 and $10,314, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                               YEAR ENDED                    YEAR ENDED
                                                           SEPTEMBER 30, 2008            SEPTEMBER 30, 2007
                                                      -----------------------------   -------------------------
                                                          SHARES        AMOUNT          SHARES         AMOUNT
                                                      ------------   --------------   ----------   ------------
                                                               CLASS AAA                      CLASS AAA
                                                      -----------------------------   --------------------------
Shares sold........................................     24,093,784   $ 504,580,779    20,047,350   $ 435,048,849
Shares issued upon reinvestment of distributions...      1,797,042      38,520,431     1,598,441      33,658,795
Shares redeemed....................................    (14,644,330)   (303,216,554)   (9,065,356)   (196,936,443)
                                                      ------------   -------------    ----------   -------------
   Net increase....................................     11,246,496   $ 239,884,656    12,580,435   $ 271,771,201
                                                      ============   =============    ==========   =============

                                                                 CLASS A                      CLASS A
                                                      -----------------------------   --------------------------
Shares sold........................................        798,290   $   16,578,039      337,809   $   7,382,957
Shares issued upon reinvestment of distributions...         25,861          548,965       15,265         320,840
Shares redeemed....................................       (212,203)      (4,328,890)    (100,074)     (2,165,614)
                                                      ------------   --------------   ----------   -------------
   Net increase....................................        611,948   $   12,798,114      253,000   $   5,538,183
                                                      ============   ==============   ==========   =============

                                                                CLASS B                       CLASS B
                                                      -----------------------------   ---------------------------
Shares sold........................................          9,738   $      196,093           --              --
Shares issued upon reinvestment of distributions...            543           11,320          700   $      14,330
Shares redeemed....................................        (11,132)        (219,667)      (3,076)        (65,542)
                                                      ------------   --------------   ----------   -------------
   Net decrease....................................           (851)  $      (12,254)      (2,376)  $     (51,212)
                                                      ============   ==============   ==========   =============

                                                                CLASS C                       CLASS C
                                                      -----------------------------   ---------------------------

Shares sold........................................        472,038   $    9,589,680      400,018   $   8,488,767
Shares issued upon reinvestment of distributions...         29,534          611,310       18,848         388,816
Shares redeemed....................................       (205,866)      (4,018,713)     (50,547)     (1,077,130)
                                                      ------------   --------------   ----------   -------------
   Net increase....................................        295,706   $    6,182,277      368,319   $   7,800,453
                                                      ============   ==============   ==========   =============

                                                               CLASS I*
                                                      -----------------------------
Shares sold........................................         54,128   $    1,152,550
Shares issued upon reinvestment of distributions...            550           11,076
Shares redeemed....................................         (1,349)         (28,329)
                                                      ------------   --------------
   Net increase....................................         53,329   $    1,135,297
                                                      ============   ==============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Adviser, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Gabelli Equity Income Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Equity Income Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Equity Income Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 19, 2008

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Equity Income Fund at One Corporate Center, Rye, NY 10580-1422.

                                               NUMBER
                                            OF FUNDS IN
   NAME, POSITION(S)       TERM OF OFFICE   FUND COMPLEX
      ADDRESS(1)           AND LENGTH OF    OVERSEEN BY           PRINCIPAL OCCUPATION(S)                OTHER DIRECTORSHIPS
       AND AGE             TIME SERVED(2)     DIRECTOR            DURING PAST FIVE YEARS                  HELD BY DIRECTOR(3)
------------------------   --------------   ------------   ------------------------------------   ----------------------------------
INTERESTED DIRECTORS(4):
MARIO J. GABELLI             Since 1991          26        Chairman and Chief Executive Officer   Director of Morgan Group Holdings,
Director and                                               of GAMCO Investors, Inc. and Chief     Inc. (holding company); Chairman
Chief Investment Officer                                   Investment Officer-Value Portfolios    of the Board of LICT Corp.
Age: 66                                                    of Gabelli Funds, LLC and GAMCO        (multimedia and communication
                                                           Asset Management Inc.;                 services company)
                                                           Director/Trustee or Chief Investment
                                                           Officer of other registered
                                                           investment companies in the
                                                           Gabelli/GAMCO Funds complex;
                                                           Chairman and Chief Executive Officer
                                                           of GGCP, Inc.

JOHN D. GABELLI              Since 1991          10        Senior Vice President of Gabelli &     Director of GAMCO Investors, Inc.
Director                                                   Company, Inc.                          (asset management)
Age: 64

INDEPENDENT DIRECTORS(5):
ANTHONY J. COLAVITA          Since 1991          37        Partner in the law firm of             --
Director                                                   Anthony J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT           Since 1991          17        Former Senior Vice President and       Director of Echo Therapeutics,
Director                                                   Chief Financial Officer of KeySpan     Inc. (therapeutics and
Age: 64                                                    Corporation (public utility)           diagnostics)

ROBERT J. MORRISSEY          Since 1991           6        Partner in the law firm of             --
Director                                                   Morrissey, Hawkins & Lynch
Age: 69

ANTHONY R. PUSTORINO         Since 1991          14        Certified Public Accountant;           Director of The LGL Group, Inc.
Director                                                   Professor Emeritus, Pace University    (diversified manufacturing)
Age: 83

ANTHONIE C. VAN EKRIS        Since 1991          20        Chairman of BALMAC International,      --
Director                                                   Inc. (commodities and futures
Age: 74                                                    trading)

SALVATORE J. ZIZZA           Since 2001          28        Chairman of Zizza & Company, Ltd.      Director of Hollis-Eden
Director                                                   (consulting)                           Pharmaceuticals (biotechnology);
Age: 62                                                                                           Director of Earl Scheib, Inc.
                                                                                                  (automotive services)

THE GABELLI EQUITY INCOME FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)

   NAME, POSITION(S)       TERM OF OFFICE
       ADDRESS(1)          AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AND AGE            TIME SERVED(2)                 DURING PAST FIVE YEARS
------------------------   --------------   ---------------------------------------------------
OFFICERS:
BRUCE N. ALPERT              Since 1991     Executive Vice President and Chief Operating
President and Secretary                     Officer of Gabelli Funds, LLC since 1988 and an
Age: 56                                     officer of all of the registered investment
                                            companies in the Gabelli/GAMCO Funds complex;
                                            Director and President of Teton Advisors, Inc.
                                            (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007;
Treasurer                                   Officer of all of the registered investment
Age: 50                                     companies in the Gabelli/GAMCO Funds complex;
                                            Senior Vice President of U.S. Trust Company, N.A.
                                            and Treasurer and Chief Financial Officer of
                                            Excelsior Funds from 2004 through 2005; Chief
                                            Financial Officer of AMIC Distribution Partners
                                            from 2002 through 2004; Controller of Reserve
                                            Management Corporation and Reserve Partners, Inc.

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors,
Chief Compliance Officer                    Inc. since 2004; Chief Compliance Officer of all of
Age: 55                                     the registered investment companies in the
                                            Gabelli/GAMCO Funds complex; Vice President of
                                            Goldman Sachs Asset Management from 2000 through
                                            2004

----------
1    Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2    Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act.

4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

5    Directors who are not interested persons are considered "Independent"
     Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2008, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.20, $0.20, $0.20, $0.20, and $0.14 per share for Class AAA, Class A, Class B, Class C, and Class I, respectively, and long-term capital gains totaling $21,013,581. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2008, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 9.54% of the ordinary income distribution as qualified interest income, and 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2008 which was derived from U.S. Treasury securities was 4.63%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Equity Income Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)
                                                PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)
                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)
                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR
GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)
                                                                    TEAM MANAGED

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (no-load)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)
                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                 RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

     TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES
     OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                   (GRAPHIC)

THE
GABELLI
EQUITY
INCOME
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2008

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                          800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS
PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q308SR

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                                ANNUAL REPORT (a)
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The Gabelli Woodland Small Cap Value Fund (the "Fund") outperformed its small cap benchmark, the Russell 2000 Index, as well as the other broad based market indices for the twelve month period ended September 30, 2008. During this period, the Fund's net asset value ("NAV") per share declined 13.20% versus declines of 14.48% for the Russell 2000 Index, 21.96% for the Standard & Poor's ("S&P") 500 Index, and 19.32% for the Value Line Composite Index.

COMPARATIVE RESULTS

            AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (A)(B)

                                                                                        Since
                                                                                      Inception
                                        Quarter      1 Year      3 Year     5 Year    (12/31/02)
                                        -------     --------     ------     ------    ----------
GABELLI WOODLAND SMALL CAP VALUE FUND
   CLASS AAA ........................    (0.85)%     (13.20)%     1.45%      8.84%       8.71%
Russell 2000 Index ..................    (1.11)      (14.48)      1.83       8.15       11.83
S&P 500 Index .......................    (8.36)      (21.96)      0.22       5.17        7.00
Value Line Composite Index ..........    (4.32)      (19.32)      0.51       7.54       11.25
Class A .............................    (0.85)      (13.19)      1.51       8.92        8.76
                                         (6.55)(c)   (18.18)(c)  (0.47)(c)   7.64(c)     7.64(c)
Class B .............................    (1.18)      (14.04)      0.56       8.42        8.36
                                         (6.12)(d)   (18.34)(d)  (0.44)(d)   8.13(d)     8.24(d)
Class C .............................    (1.12)      (13.86)      0.69       8.06        7.97
                                         (2.11)(e)   (14.72)(e)   0.69       8.06        7.97
Class I .............................    (0.85)      (13.11)      1.49       8.86        8.73

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 2.33%, 2.33%, 3.08%, 3.08%, AND 2.08%, RESPECTIVELY. THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH SEPTEMBER 30, 2009 ARE 2.00%, 2.00%, 2.75%, 2.75%, AND 1.75% RESPECTIVELY. CLASS
AAA AND I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a)  THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.

(b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT www.gabelli.com FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE CLASS AAA SHARES' NAV'S PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES. INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX OF SMALL U.S. COMPANIES, THE S&P 500 INDEX OF THE LARGEST U.S. COMPANIES, AND THE VALUE LINE COMPOSITE INDEX (COMPRISED OF EQUALLY WEIGHTED POSITIONS IN EVERY STOCK COVERED IN THE VALUE LINE INVESTMENT SURVEY) ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, FIVE YEAR AND SINCE INCEPTION PERIODS OF 5%, 5%, 3%, 2%, AND 1%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(e) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

PERFORMANCE DISCUSSION

     The Fund's Class AAA Shares declined 13.20% for the fiscal year ended September 30, 2008 versus the Russell 2000, which was down 14.48%.

     During the past year we had several investments that added to our overall performance. Two of the more significant contributors were Collective Brands (1.7% of net assets as of September 30, 2008) and Comstock Resources. Collective Brands increased 75% over the past year and consists of two divisions - Payless Shoe Source and Stride Rite. In 2006, under the leadership of new CEO Matthew E. Rubel, Collective Brands underwent a restructuring that started to bear fruit this past year. Rubel and his management team have taken a disciplined approach to Collective Brands operations and finances and the company's performance has improved immensely. Comstock Resources, up 84% during the year, is a Texas based oil and gas producer with significant assets in Texas and Louisiana. When we invested in Comstock several years ago, we identified an exploration and production company that had terrific domestic low risk and long lived properties that were unappreciated by the market. We believed that over time as the value of the assets grew Wall Street would take notice. Given the dramatic appreciation in the price of oil and gas in 2008 investors took note of Comstock's production profile and reserves and the stock increased.

     One of our weaker performing stocks during the year was Gaylord Entertainment (1.3%), which declined 48%. Gaylord owns a wonderful collection of convention oriented hotels in Nashville, TN; Orlando, FL; Dallas, TX, and Washington, D.C. Gaylord stock has declined precipitously over the last year as recession concerns have developed among investors. Longer term, we believe Gaylord has a very unique strategy. It is the only lodging company that exclusively focuses on the large group meetings segment. Convention customers tend to rotate the location of their annual meetings and Gaylord intends to have a presence in most major convention markets in order to capture this rotational business. In addition, the economics of the business model are compelling as Gaylord generates close to 80% of its occupancy from advanced group bookings versus 20-50% for the peer group. Large groups typically book 2-4 years in advance, which increases revenue visibility.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI
       WOODLAND SMALL CAP VALUE FUND CLASS AAA AND THE RUSSELL 2000 INDEX

                              (PERFORMANCE GRAPH)

                The Gabelli
                 Woodland
                 Small Cap
                Value Fund
                (Class AAA)     Russell 2000 Index
             ----------------   ------------------
12/31/2002        $10,000             $10,000
 9/30/2003        $10,580             $12,858
 9/30/2004        $12,825             $15,271
 9/30/2005        $15,476             $18,022
 9/30/2006        $15,422             $19,800
 9/30/2007        $18,616             $22,265
 9/30/2008        $16,158             $19,041

                     Average Annual Total Return*
               ---------------------------------------
               1 Year   3 Year   5 Year   Life of Fund
               ------   ------   ------   ------------
Class AAA      (13.20)%  1.45%    8.84%       8.71%
Russell 2000   (14.48)   1.83     8.15       11.83

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from April 1, 2008 through September 30, 2008

                                                                   EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended September 30, 2008.

                                              Beginning         Ending      Annualized     Expenses
                                            Account Value   Account Value     Expense    Paid During
                                               04/01/08        09/30/08        Ratio       Period*
                                            -------------   -------------   ----------   -----------
THE GABELLI WOODLAND SMALL CAP VALUE FUND
ACTUAL FUND RETURN
Class AAA                                     $1,000.00       $1,004.30        2.01%        $10.07
Class A                                       $1,000.00       $1,004.30        2.01%        $10.07
Class B                                       $1,000.00       $  998.90        2.76%        $13.79
Class C                                       $1,000.00       $1,000.00        2.76%        $13.80
Class I                                       $1,000.00       $1,005.40        1.76%        $ 8.82
HYPOTHETICAL 5% RETURN
Class AAA                                     $1,000.00       $1,014.95        2.01%        $10.13
Class A                                       $1,000.00       $1,014.95        2.01%        $10.13
Class B                                       $1,000.00       $1,011.20        2.76%        $13.88
Class C                                       $1,000.00       $1,011.20        2.76%        $13.88
Class I                                       $1,000.00       $1,016.20        1.76%        $ 8.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2008:

THE GABELLI WOODLAND SMALL CAP VALUE FUND

Diversified Industrial ..................    14.4%
Business Services .......................    12.9%
Equipment and Supplies ..................     9.6%
Computer Software and Services ..........     9.3%
Consumer Products .......................     9.0%
Specialty Chemicals .....................     8.4%
Health Care .............................     8.2%
Financial Services ......................     5.4%
Retail ..................................     4.8%
Aerospace ...............................     4.6%
Energy and Utilities ....................     4.2%
U.S. Government Obligations .............     1.7%
Aviation: Parts and Services ............     1.4%
Entertainment ...........................     1.3%
Hotels and Gaming .......................     1.3%
Automotive: Parts and Accessories .......     1.2%
Food and Beverage .......................     1.1%
Telecommunications ......................     0.9%
Building and Construction ...............     0.8%
Machinery ...............................     0.7%
Other Assets and Liabilities (Net) ......    (1.2)%
                                            -----
                                            100.0%
                                            =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008

                                                                     MARKET
 SHARES                                                 COST         VALUE
---------                                            ----------   ----------
          COMMON STOCKS -- 99.5%
          AEROSPACE -- 4.6%
    8,100 Herley Industries Inc.+ ................   $  120,057   $  138,510
    7,520 Kaman Corp. ............................      204,173      214,170
                                                     ----------   ----------
                                                        324,230      352,680
                                                     ----------   ----------
          AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.2%
    6,490 Midas Inc.+ ............................      122,392       89,302
                                                     ----------   ----------
          AVIATION: PARTS AND SERVICES -- 1.4%
    5,080 Barnes Group Inc. ......................      129,986      102,718
                                                     ----------   ----------
          BUILDING AND CONSTRUCTION -- 0.8%
    2,000 NCI Building Systems Inc.+ .............       77,729       63,500
                                                     ----------   ----------
          BUSINESS SERVICES -- 12.9%
      358 Ascent Media Corp., Cl. A+ .............       10,842        8,739
   13,090 Deluxe Corp. ...........................      274,696      188,365
   12,150 Edgewater Technology Inc.+ .............       92,991       59,049
   12,610 Federal Signal Corp. ...................      148,084      172,757
    4,470 Imation Corp. ..........................      108,140      100,977
    7,350 Intermec Inc.+ .........................      178,882      144,354
   11,000 MDC Partners Inc., Cl. A+ ..............       90,973       73,920
    3,820 The Brink's Co. ........................      148,066      233,096
                                                     ----------   ----------
                                                      1,052,674      981,257
                                                     ----------   ----------
          COMPUTER SOFTWARE AND SERVICES -- 9.3%
    4,300 eResearch Technology Inc.+ .............       31,390       51,213
   15,500 Furmanite Corp.+ .......................      104,675      160,270
   18,410 Lawson Software Inc.+ ..................      138,033      128,870
    4,340 MTS Systems Corp. ......................      152,438      182,714
   24,500 Tier Technologies Inc., Cl. B+ .........      234,414      182,035
                                                     ----------   ----------
                                                        660,950      705,102
                                                     ----------   ----------
          CONSUMER PRODUCTS -- 9.0%
    6,770 Alberto-Culver Co.......................      164,985      184,415
    2,085 Church & Dwight Co. Inc. ...............       53,976      129,458
   12,680 Kimball International Inc., Cl. B ......      166,964      136,944
   11,600 Sally Beauty Holdings Inc.+ ............      102,151       99,760
    4,680 Steinway Musical Instruments Inc.+ .....      152,717      132,538
                                                     ----------   ----------
                                                        640,793      683,115
                                                     ----------   ----------
          DIVERSIFIED INDUSTRIAL -- 14.4%
    6,650 Columbus McKinnon Corp.+ ...............      161,231      156,741
   24,657 Griffon Corp.+ .........................      230,940      222,406
    9,100 Hawk Corp., Cl. A+ .....................      125,355      183,183
    2,900 L.B. Foster Co., Cl. A+ ................       97,560       88,218
    9,920 LeCroy Corp.+ ..........................       93,530       76,285
   29,440 Magnetek Inc.+ .........................      144,666      119,232
    6,700 OSI Systems Inc.+ ......................      173,104      157,517
    2,190 Texas Industries Inc. ..................      114,404       89,483
                                                     ----------   ----------
                                                      1,140,790    1,093,065
                                                     ----------   ----------

                                                                    MARKET
 SHARES                                                 COST         VALUE
---------                                            ----------   ----------
          ENERGY AND UTILITIES -- 4.2%
    2,879 ALLETE Inc. ............................   $   82,984   $  128,116
    3,740 Mariner Energy Inc.+ ...................       69,649       76,670
    3,170 PICO Holdings Inc.+ ....................      115,994      113,835
                                                     ----------   ----------
                                                        268,627      318,621
                                                     ----------   ----------
          ENTERTAINMENT -- 1.3%
    3,585 Discovery Communications Inc., Cl. A+ ..       57,543       51,086
    3,585 Discovery Communications Inc.,
             Cl. C+ ..............................       40,172       50,764
                                                     ----------   ----------
                                                         97,715      101,850
                                                     ----------   ----------
          EQUIPMENT AND SUPPLIES -- 9.6%
   13,600 C&D Technologies Inc.+ .................       72,670       77,248
   11,000 Gerber Scientific Inc.+ ................      108,295      100,540
    3,230 Powell Industries Inc.+ ................      132,212      131,816
    3,770 Tennant Co. ............................       75,916      129,160
    4,150 The Toro Co. ...........................      110,608      171,395
    7,000 Thermadyne Holdings Corp.+ .............      109,410      116,690
                                                     ----------   ----------
                                                        609,111      726,849
                                                     ----------   ----------
          FINANCIAL SERVICES -- 5.4%
    3,750 Hilb Rogal & Hobbs Co. .................      152,955      175,275
    1,430 HMN Financial Inc.  ....................       50,068       17,703
   14,700 NewAlliance Bancshares Inc. ............      218,159      220,941
                                                     ----------   ----------
                                                        421,182      413,919
                                                     ----------   ----------
          FOOD AND BEVERAGE -- 1.1%
    3,900 PepsiAmericas Inc. .....................       70,438       80,808
                                                     ----------   ----------
          HEALTH CARE -- 8.2%
   14,000 Home Diagnostics Inc.+ .................      110,522      135,520
    5,210 K-V Pharmaceutical Co., Cl. A+ .........      147,864      118,319
    9,940 Rochester Medical Corp.+ ...............      118,098      131,804
    2,116 SurModics Inc.+ ........................       74,154       66,633
    3,480 West Pharmaceutical Services Inc. ......      143,094      169,894
                                                     ----------   ----------
                                                        593,732      622,170
                                                     ----------   ----------
          HOTELS AND GAMING -- 1.3%
    3,370 Gaylord Entertainment Co.+ .............      102,054       98,977
                                                     ----------   ----------
          MACHINERY -- 0.7%
    2,164 Key Technology Inc.+ ...................       53,126       51,287
                                                     ----------   ----------
          RETAIL -- 4.8%
    7,200 Collective Brands Inc.+ ................       75,240      131,832
   13,000 Shutterfly Inc.+ .......................      129,628      124,930
   20,140 Wendy's/Arby's Group Inc., Cl. A .......      234,310      105,936
                                                     ----------   ----------
                                                        439,178      362,698
                                                     ----------   ----------

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008

                                                                    MARKET
  SHARES                                                COST         VALUE
---------                                            ----------   ----------
          COMMON STOCKS (CONTINUED)
          SPECIALTY CHEMICALS -- 8.4%
    3,900 Arch Chemicals Inc. ....................   $  118,927   $  137,670
    8,340 Ferro Corp. ............................      151,313      167,634
    1,660 FMC Corp. ..............................       60,332       85,307
    2,000 NewMarket Corp .........................      123,302      105,120
    8,200 Penford Corp. ..........................      116,995      145,058
                                                     ----------   ----------
                                                        570,869      640,789
                                                     ----------   ----------
          TELECOMMUNICATIONS -- 0.9%
   11,400 HickoryTech Corp .......................      109,915       66,234
                                                     ----------   ----------
          TOTAL COMMON STOCKS ....................    7,485,491    7,554,941
                                                     ----------   ----------

PRINCIPAL
 AMOUNT
---------
          U.S. GOVERNMENT OBLIGATIONS -- 1.7%
$ 132,000 U.S. Treasury Bill,
             0.284%++, 11/06/08 ..................      131,963      131,918
                                                     ----------   ----------
          TOTAL INVESTMENTS -- 101.2% ............   $7,617,454    7,686,859
                                                     ==========
          OTHER ASSETS AND LIABILITIES
            (NET) -- (1.2)% ......................                   (91,241)
                                                                  ----------
          NET ASSETS -- 100.0% ...................                $7,595,618
                                                                  ==========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                   THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008

ASSETS:
   Investments, at value (cost $7,617,454) .......   $ 7,686,859
   Receivable for Fund shares sold ...............         2,049
   Dividends receivable ..........................         5,782
   Prepaid expenses ..............................        17,196
                                                     -----------
   TOTAL ASSETS ..................................     7,711,886
                                                     -----------
LIABILITIES:
   Payable to custodian ..........................        61,666
   Payable for Fund shares redeemed ..............         1,500
   Payable for investment advisory fees ..........         8,772
   Payable for distribution fees .................         1,729
   Payable for legal and audit fees ..............        28,525
   Payable for shareholder communications
      expenses ...................................        10,465
   Other accrued expenses ........................         3,611
                                                     -----------
   TOTAL LIABILITIES .............................       116,268
                                                     -----------
   NET ASSETS applicable to 817,641
      shares outstanding .........................   $ 7,595,618
                                                     ===========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at
      $0.001 par value ...........................   $ 7,225,701
   Accumulated net realized gain on investments ..       300,512
   Net unrealized appreciation on investments ....        69,405
                                                     -----------
   NET ASSETS ....................................   $ 7,595,618
                                                     ===========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price
      per share ($7,326,475 / 787,945
      shares outstanding; 100,000,000
      shares authorized) .........................   $      9.30
                                                     ===========
   CLASS A:
   Net Asset Value and redemption price per share
      ($51,095 / 5,455 shares outstanding;
      50,000,000 shares authorized) ..............   $      9.37
                                                     ===========
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75% of
      the offering price) ........................   $      9.94
                                                     ===========
   CLASS B:
   Net Asset Value and offering price per share
      ($158.69 / 17.25 shares outstanding;
      50,000,000 shares authorized) ..............   $      9.20(a)
                                                     ===========
   CLASS C:
   Net Asset Value and offering price per share
      ($145,798 / 16,484 shares outstanding;
      50,000,000 shares authorized) ..............   $      8.84(a)
                                                     ===========
   CLASS I:
   Net Asset Value, offering, and redemption
      price per share ($72,091 / 7,740 shares
      outstanding; 50,000,000 shares
      authorized) ................................   $      9.31
                                                     ===========

----------
(a)  Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008

INVESTMENT INCOME:
   Dividends .....................................   $    86,390
   Interest ......................................        10,968
                                                     -----------
   TOTAL INVESTMENT INCOME .......................        97,358
                                                     -----------
EXPENSES:
   Investment advisory fees ......................        80,681
   Distribution fees - Class AAA .................        19,430
   Distribution fees - Class A ...................           135
   Distribution fees - Class B ...................             2
   Distribution fees - Class C ...................         1,996
   Registration expenses .........................        30,844
   Shareholder communications expenses ...........        21,986
   Legal and audit fees ..........................        21,546
   Shareholder services fees .....................        12,159
   Custodian fees ................................         9,638
   Interest expense ..............................           713
   Directors' fees ...............................           262
   Miscellaneous expenses ........................         5,238
                                                     -----------
   TOTAL EXPENSES BEFORE FEES WAIVED AND
      EXPENSES REIMBURSED BY ADVISER .............       204,630
                                                     -----------
   LESS:
   Fees waived and expenses reimbursed
      by Adviser .................................       (41,151)
   Custodian fee credits .........................          (132)
                                                     -----------
   NET EXPENSES ..................................       163,347
                                                     -----------
   NET INVESTMENT LOSS ...........................       (65,989)
                                                     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized gain on investments ..............       369,935
   Net change in unrealized appreciation/
      (depreciation) on investments ..............    (1,505,525)
                                                     -----------
   NET REALIZED AND UNREALIZED LOSS
      ON INVESTMENTS .............................    (1,135,590)
                                                     -----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................   $(1,201,579)
                                                     ===========



                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 YEAR ENDED           YEAR ENDED
                                                                             SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                                             ------------------   ------------------
OPERATIONS:
   Net investment income/(loss) ..........................................      $   (65,989)         $    34,514
   Net realized gain on investments ......................................          369,935            1,560,963
   Net change in unrealized appreciation/(depreciation) on investments ...       (1,505,525)             267,092
                                                                                -----------          -----------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......       (1,201,579)           1,862,569
                                                                                -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..........................................................               --              (39,316)
      Class A ............................................................               --                  (73)
                                                                                -----------          -----------
                                                                                         --              (39,389)
                                                                                -----------          -----------
   Net realized gain on investments
      Class AAA ..........................................................       (1,262,098)          (2,044,419)
      Class A ............................................................           (9,144)             (10,469)
      Class B ............................................................              (26)                 (37)
      Class C ............................................................          (43,337)             (99,535)
                                                                                -----------          -----------
                                                                                 (1,314,605)          (2,154,460)
                                                                                -----------          -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................       (1,314,605)          (2,193,849)
                                                                                -----------          -----------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ..........................................................          703,505              214,548
      Class A ............................................................            3,296              (40,999)
      Class B ............................................................               27                   36
      Class C ............................................................          (69,071)            (103,753)
      Class I ............................................................           73,953                   --
                                                                                -----------          -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ............          711,710               69,832
                                                                                -----------          -----------
   REDEMPTION FEES .......................................................                1                    9
                                                                                -----------          -----------
   NET DECREASE IN NET ASSETS ............................................       (1,804,473)            (261,439)
NET ASSETS:
   Beginning of period ...................................................        9,400,091            9,661,530

                                                                                -----------          -----------
   End of period (including undistributed net investment income of
      $0 and $0, respectively) ...........................................      $ 7,595,618          $ 9,400,091
                                                                                ===========          ===========

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period:

                                        INCOME FROM
                                   INVESTMENT OPERATIONS                      DISTRIBUTIONS
                         ----------------------------------------  --------------------------------------
                                            Net
              Net Asset       Net       Realized and      Total                    Net
   Period       Value,     Investment    Unrealized       from         Net       Realized
   Ended      Beginning     Income     Gain (Loss) on  Investment  Investment    Gain on        Total      Redemption
September 30  of Period  (Loss)(a)(b)    Investments   Operations    Income    Investments  Distributions    Fees(a)
------------  ---------  ------------  --------------  ----------  ----------  -----------  -------------  ----------
CLASS AAA
   2008         $12.61      $(0.08)        $(1.43)       $(1.51)         --      $(1.80)       $(1.80)      $0.00(e)
   2007          13.35        0.05           2.44          2.49      $(0.06)      (3.17)        (3.23)       0.00(e)
   2006          14.64       (0.12)          0.07         (0.05)         --       (1.24)        (1.24)       0.00(e)
   2005          12.79       (0.11)          2.69          2.58          --       (0.73)        (0.73)       0.00(e)
   2004          10.58       (0.14)          2.38          2.24          --       (0.03)        (0.03)         --
CLASS A
   2008         $12.69      $(0.08)        $(1.44)       $(1.52)         --      $(1.80)       $(1.80)      $0.00(e)
   2007          13.36        0.13           2.39          2.52      $(0.02)      (3.17)        (3.19)       0.00(e)
   2006          14.65       (0.12)          0.07         (0.05)         --       (1.24)        (1.24)       0.00(e)
   2005          12.79       (0.09)          2.68          2.59          --       (0.73)        (0.73)       0.00(e)
   2004          10.57       (0.14)          2.39          2.25          --       (0.03)        (0.03)         --
CLASS B
   2008         $12.60      $(0.16)        $(1.44)       $(1.60)         --      $(1.80)       $(1.80)         --
   2007          13.37       (0.09)          2.49          2.40          --       (3.17)        (3.17)      $0.00(e)
   2006          14.77       (0.25)          0.09         (0.16)         --       (1.24)        (1.24)       0.00(e)
   2005          12.98       (0.21)          2.73          2.52          --       (0.73)        (0.73)       0.00(e)
   2004          10.59        0.02           2.40          2.42          --       (0.03)        (0.03)         --
CLASS C
   2008         $12.16      $(0.15)        $(1.37)       $(1.52)         --      $(1.80)       $(1.80)      $0.00(e)
   2007          13.00       (0.03)          2.36          2.33          --       (3.17)        (3.17)       0.00(e)
   2006          14.39       (0.21)          0.06         (0.15)         --       (1.24)        (1.24)       0.00(e)
   2005          12.66       (0.20)          2.66          2.46          --       (0.73)        (0.73)       0.00(e)
   2004          10.55       (0.23)          2.37          2.14          --       (0.03)        (0.03)         --
CLASS I
   2008(g)      $ 9.41      $(0.03)        $(0.07)       $(0.10)         --          --            --       $0.00(e)

                                               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                  -----------------------------------------------------------------------
              Net Asset           Net Assets      Net         Expenses            Expenses
   Period       Value,              End of    Investment       Net of              Before       Portfolio
   Ended        End of    Total     Period      Income         Waivers/           Waivers/       Turnover
September 30    Period   Return+  (in 000's)   (Loss)(b)  Reimbursements(c)  Reimbursements(d)   Rate++
------------  ---------  -------  ----------  ----------  -----------------  -----------------  ---------
CLASS AAA
   2008         $ 9.30   (13.20)%   $ 7,327   (0.80)%        2.01%(f)             2.52%            58%
   2007          12.61    20.71       9,040    0.38          2.01(f)              2.33             51
   2006          13.35    (0.35)      9,137   (0.84)         2.01(f)              2.31             59
   2005          14.64    20.67      11,839   (0.78)         2.01                 2.99             35
   2004          12.79    21.22       3,388   (1.14)         2.00                 5.94             45
CLASS A
   2008         $ 9.37   (13.19)%   $    51   (0.80)%        2.01%(f)             2.52%            58%
   2007          12.69    20.94          65    1.00          2.01(f)              2.33             51
   2006          13.36    (0.36)        100   (0.83)         2.01(f)              2.31             59
   2005          14.65    20.76         108   (0.68)         2.01                 3.17             35
   2004          12.79    21.34          47   (1.16)         2.00                 5.94             45
CLASS B
   2008         $ 9.20   (14.04)%   $   0.2   (1.68)%        2.76%(f)             3.27%            58%
   2007          12.60    19.73         0.1   (0.68)         2.76(f)              3.07             51
   2006          13.37    (1.19)        0.1   (1.77)         2.76(f)              3.06             59
   2005          14.77    19.86         0.1   (1.50)         2.75                 3.87             35
   2004          12.98    22.91         0.1    0.18          2.75                 6.69             45
CLASS C
   2008         $ 8.84   (13.86)%   $   146   (1.58)%        2.76%(f)             3.27%            58%
   2007          12.16    19.84         295   (0.26)         2.76(f)              3.08             51
   2006          13.00    (1.11)        425   (1.58)         2.76(f)              3.06             59
   2005          14.39    19.91         189   (1.46)         2.76                 3.87             35
   2004          12.66    20.33          41   (1.88)         2.75                 6.69             45
CLASS I
   2008(g)      $ 9.31    (1.06)%   $    72   (0.44)%(h)     1.76%(f)(h)          2.27%(h)         58%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended September 30, 2007, 2006, 2005, and 2004 would have been as shown.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) Due to capital share activity throughout the fiscal year, net investment income per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.

(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal year ended September 30, 2005 would have been 2.00% (Class AAA), 2.00% (Class A), 2.75% (Class B), and 2.75% (Class C), respectively. For the fiscal years ended September 30, 2008, 2007, 2006, and 2004, the effect of the custodian fee credits was minimal.

(d) During the period, expenses were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.

(e)  Amount represents less than $0.005 per share.

(f) The Fund incurred interest expense during fiscal years ended September 30, 2008, 2007, and 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00%, 2.00%, and 2.00% (Class AAA), 2.00%, 2.00%, and 2.00% (Class A), 2.75%, 2.75%, and
     2.75% (Class B), 2.75%, 2.75%, and 2.75% (Class C), and 1.75% (Class I),
     respectively.

(g) From the commencement of offering Class I Shares on January 11, 2008 through September 30, 2008.

(h)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Woodland Small Cap Value Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation. The Fund's primary objective is capital appreciation. The Fund's Adviser currently characterizes small capitalization companies for the Fund as those with a total market value at the time of investment not greater than that of the largest company in the Russell 2000 Index or $3.0 billion, whichever is greater. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipts securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of September 30, 2008, the Fund does not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian.To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2008, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended September 30, 2008, reclassifications were made to increase accumulated net investment loss by $65,989 and decrease accumulated net realized gain on investments by $13,654, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal years ended September 30, 2008 and September 30, 2007 was as follows:

                                                    YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2008   SEPTEMBER 30, 2007
                                                ------------------   ------------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term capital gains) ..       $   28,446           $  320,582
Net long-term capital gains .................        1,286,159            1,873,267
                                                    ----------           ----------
Total distributions paid ....................       $1,314,605           $2,193,849
                                                    ==========           ==========

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2008, the components of accumulated earning/losses on tax basis were as follows:

Undistributed long-term capital gains ..   $313,534
Net unrealized appreciation ............     56,383
                                           --------
   Total accumulated earnings ..........   $369,917
                                           ========

At September, 30, 2008, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses on wash sales.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2008:

                                    GROSS          GROSS
                                 UNREALIZED     UNREALIZED    NET UNREALIZED
                      COST      APPRECIATION   DEPRECIATION    APPRECIATION
                   ----------   ------------   ------------   --------------
Investments.....   $7,630,476     $830,890      $(774,507)       $56,383

The Fund has adopted FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

As of and during the year ended September 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. Each of the tax years in the three-year period ended September 30, 2008, remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund's average daily

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

net assets for Class AAA, Class A, Class B, Class C, and Class I Shares, respectively, through September 30, 2009. For the fiscal year ended
September 30, 2008, the Adviser reimbursed the Fund in the amount of $41,151. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below the applicable expense limitations. At September 30, 2008, the cumulative amount which the Fund may repay the Adviser is $71,738.

The Corporation pays each Director who is not considered to be an affiliated person an annual retainer of $9,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended September 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $4,294,833 and $4,631,987, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the fiscal year ended September 30, 2008, other than short-term obligations, aggregated $178,559 and $177,625, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended September 30, 2008, Gabelli & Company informed the Fund that it received $224 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, is shown as "interest expense" in the Statement of Operations. During the fiscal year ended September 30, 2008, there were no borrowings under the line of credit.

8. CAPITAL STOCK. The Fund currently offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class I Shares are offered to foundations, endowments, institutions, and employee benefit plans. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended September 30, 2008 and September 30, 2007 amounted to $1 and $9, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                            YEAR ENDED               YEAR ENDED
                                                        SEPTEMBER 30, 2008       SEPTEMBER 30, 2007
                                                      ----------------------   ----------------------
                                                       SHARES       AMOUNT      SHARES       AMOUNT
                                                      --------   -----------   --------   -----------
                                                             CLASS AAA                CLASS AAA
Shares sold .......................................     66,401   $   658,099     37,674   $   483,712
Shares issued upon reinvestment of distributions ..    124,080     1,259,410    168,367     1,958,111
Shares redeemed ...................................   (119,232)   (1,214,004)  (173,852)   (2,227,275)
                                                      --------   -----------   --------   -----------
   Net increase ...................................     71,249   $   703,505     32,189   $   214,548
                                                      ========   ===========   ========   ===========

                                                              CLASS A                  CLASS A
Shares sold .......................................        343   $     3,299      1,239   $    16,152
Shares issued upon reinvestment of distributions ..        895         9,144        902        10,542
Shares redeemed ...................................       (874)       (9,147)    (4,553)      (67,693)
                                                      --------   -----------   --------   -----------
   Net increase/(decrease) ........................        364   $     3,296     (2,412)  $   (40,999)
                                                      ========   ===========   ========   ===========

                                                              CLASS B                  CLASS B
Shares issued upon reinvestment of distributions ..          2   $        27          3   $        36
                                                      --------   -----------   --------   -----------
   Net increase ...................................          2   $        27          3   $        36
                                                      ========   ===========   ========   ===========

                                                              CLASS C                  CLASS C
Shares sold .......................................        282   $     3,502        810   $     9,500
Shares issued upon reinvestment of distributions ..      4,463        43,337      8,824        99,535
Shares redeemed ...................................    (12,531)     (115,910)   (18,030)     (212,788)
                                                      --------   -----------   --------   -----------
   Net decrease ...................................     (7,786)  $   (69,071)    (8,396)  $  (103,753)
                                                      ========   ===========   ========   ===========


                                                              CLASS I*
Shares sold .......................................      8,531   $    81,394
Shares redeemed ...................................       (791)       (7,441)
                                                      --------   -----------
   Net increase ...................................      7,740   $    73,953
                                                      ========   ===========

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund, (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Adviser, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Gabelli Woodland Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Woodland Small Cap Value Fund (the "Fund"), a series of Gabelli Equity Series Funds, Inc., as of September 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Woodland Small Cap Value Fund, a series of Gabelli Equity Series Funds, Inc., at September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
November 19, 2008

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors. Information pertaining to the Directors and officers of the Corporation is set forth below. The Corporation's Statement of Additional Information includes additional information about the Corporation's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Woodland Small Cap Value Fund at One Corporate Center, Rye, NY 10580-1422.

                              TERM OF      NUMBER OF
                              OFFICE       FUNDS IN
    NAME, POSITION(S)       AND LENGTH   FUND COMPLEX
        ADDRESS(1)            OF TIME       OVERSEEN          PRINCIPAL OCCUPATION(S)                   OTHER DIRECTORSHIPS
         AND AGE             SERVED(2)    BY DIRECTOR          DURING PAST FIVE YEARS                   HELD BY DIRECTOR(3)
-------------------------   ----------   ------------   -----------------------------------   --------------------------------------
INTERESTED DIRECTORS(4):

MARIO J. GABELLI            Since 1991        26        Chairman and Chief Executive          Director of Morgan Group Holdings,
Director and                                            Officer of GAMCO Investors, Inc.      Inc. (holding company); Chairman of
Chief Investment Officer                                and Chief Investment Officer-Value    the Board of LICT Corp. (multimedia
Age: 66                                                 Portfolios of Gabelli Funds, LLC      and communication services company)
                                                        and GAMCO Asset Management Inc.;
                                                        Director/Trustee or Chief
                                                        Investment Officer of other
                                                        registered investment companies in
                                                        the Gabelli/ GAMCO Funds complex;
                                                        Chairman and Chief Executive
                                                        Officer of GGCP, Inc.

JOHN D. GABELLI             Since 1991        10        Senior Vice President of Gabelli &    Director of GAMCO Investors, Inc.
Director                                                Company, Inc.                         (asset management)
Age: 64

INDEPENDENT DIRECTORS(5):

ANTHONY J. COLAVITA         Since 1991        37        Partner in the law firm of Anthony    --
Director                                                J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT          Since 1991        17        Former Senior Vice President and      Director of Echo Therapeutics, Inc.
Director                                                Chief Financial Officer of KeySpan    (therapeutics and diagnostics)
Age: 64                                                 Corporation (public utility)

ROBERT J. MORRISSEY         Since 1991        6         Partner in the law firm of            --
Director                                                Morrissey, Hawkins & Lynch
Age: 69

ANTHONY R. PUSTORINO        Since 1991        14        Certified Public Accountant;          Director of The LGL Group, Inc.
Director                                                Professor Emeritus, Pace University   (diversified manufacturing)
Age: 83

ANTHONIE C. VAN EKRIS       Since 1991        20        Chairman of BALMAC International,     --
Director                                                Inc. (commodities and futures
Age: 74                                                 trading)

SALVATORE J. ZIZZA          Since 2001        28        Chairman of Zizza & Company, Ltd.     Director of Hollis-Eden
Director                                                (consulting)                          Pharmaceuticals (biotechnology);
Age: 62                                                                                       Director of Earl Scheib, Inc.
                                                                                              (automotive services)

THE GABELLI WOODLAND SMALL CAP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)

    NAME, POSITION(S)      TERM OF OFFICE
       ADDRESS(1)           AND LENGTH OF                     PRINCIPAL OCCUPATION(S)
         AND AGE           TIME SERVED(2)                      DURING PAST FIVE YEARS
------------------------   --------------   -----------------------------------------------------------
OFFICERS:

BRUCE N. ALPERT              Since 1991     Executive Vice President and Chief Operating Officer of
President and Secretary                     Gabelli Funds, LLC since 1988 and an officer of all of the
Age: 56                                     registered investment companies in the Gabelli/GAMCO Funds complex; Director and President of Teton Advisors, Inc.
                                            (formerly Gabelli Advisers, Inc.) since 1998

AGNES MULLADY                Since 2006     Vice President of Gabelli Funds, LLC since 2007; Officer of
Treasurer                                   all of the registered investment companies in the
Age: 50                                     Gabelli/GAMCO Funds complex; Senior Vice President of U.S.
                                            Trust Company, N.A. and Treasurer and Chief Financial
                                            Officer of Excelsior Funds from 2004 through 2005; Chief
                                            Financial Officer of AMIC Distribution Partners from 2002
                                            through 2004; Controller of Reserve Management Corporation and Reserve Partners, Inc.

PETER D. GOLDSTEIN           Since 2004     Director of Regulatory Affairs at GAMCO Investors, Inc.
Chief Compliance Officer                    since 2004; Chief Compliance Officer of all of the
Age: 55                                     registered investment companies in the Gabelli/GAMCO Funds complex; Vice President of Goldman Sachs Asset Management
                                            from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

(4) "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

(5) Directors who are not interested persons are considered "Independent" Directors.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended September 30, 2008, the Fund paid to shareholders ordinary income dividends (comprised of short-term capital gains) totaling $0.04 per share for Class AAA, Class A, Class B, and Class C, respectively, and long-term capital gains totaling $1,286,159. The distributions of long-term capital gains have been designated as Capital Gain Dividends by the Fund's Board of Directors. For the fiscal year ended September 30, 2008, 40.30% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 60.84% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified short-term gain, pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2008 which was derived from U.S. Treasury securities was 0.94%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Woodland Small Cap Value Fund did not meet this strict requirement in 2008. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

                                   (GRAPHIC)

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND

                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2008

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                  800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

John D. Gabelli
SENIOR VICE PRESIDENT
GABELLI & COMPANY, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT,
PROFESSOR EMERITUS PACE UNIVERSITY

Anthonie C. van Ekris
CHAIRMAN
BALMAC INTERNATIONAL, INC.

Salvatore J. Zizza
CHAIRMAN
ZIZZA & CO., LTD.

                         OFFICERS AND PORTFOLIO MANAGER

Elizabeth M. Lilly, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Bruce N. Alpert
PRESIDENT AND SECRETARY

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q308SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $109,300 in 2007 and $109,300 in 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2007 and $0 in 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 in 2007 and $12,900 in 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2008 and $0 for 2007.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving
             (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $65,000 in 2007 and $63,800 in 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
             (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     12/1/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     12/1/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     12/1/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.